UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2016 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2016

COMMON STOCKS: 99.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.6%
AUTOMOBILES & COMPONENTS: 0.6%
Harley-Davidson, Inc.	5,860,647	$300,827,010
CONSUMER DURABLES & APPAREL: 0.7%
Coach, Inc.	10,088,700	404,455,983
MEDIA: 12.9%
Comcast Corp., Class A	25,658,797	1,567,239,321
DISH Network Corp., Class A(a)	8,391,149	388,174,553
News Corp., Class A	4,912,806	62,736,533
Time Warner Cable, Inc.	10,916,210	2,233,674,890
Time Warner, Inc.	22,227,832	1,612,629,211
Twenty-First Century Fox, Inc., Class A	28,934,626	806,697,373
Twenty-First Century Fox, Inc., Class B	9,350,000	263,670,000

		6,934,821,881
RETAILING: 2.4%
Liberty Interactive Corp. QVC Group, Series A(a)	12,317,275	311,011,194
Target Corp.	5,510,586	453,411,016
The Priceline Group, Inc.(a)	390,900	503,854,464

		1,268,276,674

		8,908,381,548
CONSUMER STAPLES: 2.3%
FOOD & STAPLES RETAILING: 2.3%
Wal-Mart Stores, Inc.	18,442,350	1,263,116,552
ENERGY: 7.9%
Apache Corp.	16,595,994	810,050,467
Baker Hughes, Inc.	20,362,050	892,468,651
Concho Resources, Inc.(a)	3,615,000	365,259,600
National Oilwell Varco, Inc.	15,698,000	488,207,800
Schlumberger, Ltd. (Curacao/United States)	20,209,745	1,490,468,694
Weatherford International PLC(a) (Ireland)	26,207,400	203,893,572

		4,250,348,784
FINANCIALS: 25.4%
BANKS: 9.6%
Bank of America Corp.	127,753,200	1,727,223,264
BB&T Corp.	15,315,144	509,534,841
JPMorgan Chase & Co.	16,665,200	986,913,144
Wells Fargo & Co.	40,653,341	1,965,995,571

		5,189,666,820
DIVERSIFIED FINANCIALS: 13.5%
American Express Co.	15,720,800	965,257,120
Bank of New York Mellon Corp.	31,721,024	1,168,285,314
Capital One Financial Corp.(b)	29,786,611	2,064,510,008
Charles Schwab Corp.	61,864,400	1,733,440,488
Goldman Sachs Group, Inc.	8,369,800	1,313,891,204

		7,245,384,134
INSURANCE: 2.3%
AEGON NV (Netherlands)	69,285,166	381,068,413
MetLife, Inc.	19,739,871	867,369,932

		1,248,438,345

		13,683,489,299
HEALTH CARE: 16.0%
HEALTH CARE EQUIPMENT & SERVICES: 6.7%
Anthem, Inc.	1,527,685	212,332,938
Cigna Corp.	8,052,484	1,105,122,904
Express Scripts Holding Co.(a)	12,664,871	869,949,989
Medtronic PLC (Ireland)	3,749,600	281,220,000
UnitedHealth Group, Inc.	8,540,360	1,100,852,404

		3,569,478,235

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 9.3%
AstraZeneca PLC ADR (United Kingdom)	17,300,000	$487,168,000
Merck & Co., Inc.	14,316,800	757,501,888
Novartis AG ADR (Switzerland)	19,028,500	1,378,424,540
Roche Holding AG ADR (Switzerland)	32,070,799	982,168,219
Sanofi ADR (France)	34,116,429	1,370,115,789
Thermo Fisher Scientific, Inc.	226,010	32,000,756

		5,007,379,192

		8,576,857,427
INDUSTRIALS: 5.7%
CAPITAL GOODS: 0.8%
Danaher Corp.	4,719,600	447,701,256
COMMERCIAL & PROFESSIONAL SERVICES: 1.7%
ADT Corp.(b)	10,077,698	415,805,820
Tyco International PLC (Ireland)	12,974,975	476,311,332

		892,117,152
TRANSPORTATION: 3.2%
FedEx Corp.	7,178,399	1,168,069,085
Union Pacific Corp.	7,000,000	556,850,000

		1,724,919,085

		3,064,737,493
INFORMATION TECHNOLOGY: 23.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Maxim Integrated Products, Inc.	13,535,740	497,844,517
SOFTWARE & SERVICES: 9.0%
Alphabet, Inc., Class A(a)	273,100	208,347,990
Alphabet, Inc., Class C(a)	1,817,253	1,353,762,622
Microsoft Corp.	31,126,700	1,719,127,641
Symantec Corp.(b)	45,440,700	835,200,066
Synopsys, Inc.(a)(b)	9,193,469	445,331,639
VMware, Inc.(a)	5,523,439	288,931,094

		4,850,701,052
TECHNOLOGY, HARDWARE & EQUIPMENT: 13.8%
Cisco Systems, Inc.	40,257,711	1,146,137,032
Corning, Inc.	33,952,000	709,257,280
EMC Corp.	56,517,203	1,506,183,460
Hewlett Packard Enterprise Co.(b)	96,002,495	1,702,124,236
HP, Inc.	84,807,695	1,044,830,803
Juniper Networks, Inc.	1,077,165	27,478,479
NetApp, Inc.(b)	22,432,731	612,189,229
TE Connectivity, Ltd. (Switzerland)	10,226,475	633,223,332

		7,381,423,851

		12,729,969,420
MATERIALS: 0.9%
Celanese Corp., Series A	7,219,998	472,909,869
TELECOMMUNICATION SERVICES: 0.7%
Sprint Corp.(a)	107,816,127	375,200,122

TOTAL COMMON STOCKS (Cost $41,793,353,845)		53,325,010,514

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	March 31, 2016

SHORT-TERM INVESTMENTS: 0.8%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$53,964,465	$53,964,465
REPURCHASE AGREEMENT: 0.7%
Fixed Income Clearing Corporation(c) 0.10%, dated 3/31/16, due 4/1/16, maturity value $405,060,125	405,059,000	405,059,000

TOTAL SHORT-TERM INVESTMENTS (Cost $459,023,465)		459,023,465

TOTAL INVESTMENTS (Cost $42,252,377,310)	100.0%	53,784,033,979
OTHER ASSETS LESS LIABILITIES	0.0%	(17,486,173)

NET ASSETS	100.0%	$53,766,547,806

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Freddie Mac 2.02%, 9/28/21; U.S. Treasury Note 2.125%, 9/30/21. Total collateral value is $413,162,239.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	1,939	Jun 2016	$198,892,925	$895,781

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2016:

Security Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$53,325,010,514	$—	$—
Short-term Investments
Money Market Fund	53,964,465	—	—
Repurchase Agreement	—	405,059,000	—

Total Securities	$53,378,974,979	$405,059,000	$—

Other Financial Instruments
Index Futures Contracts
Appreciation	$895,781	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2016, the cost of investments for federal income tax purposes was $42,257,912,070. Net unrealized appreciation aggregated $11,526,121,909 of which $13,766,747,837 represented appreciated securities and $2,240,625,928 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2016. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
ADT Corp.	11,138,437	—	(1,060,739)	10,077,698	$2,450,456		$415,805,820
Capital One Financial Corp.	29,786,611	—	—	29,786,611	11,914,644		2,064,510,008
Hewlett Packard Enterprise Co.	90,984,995	5,017,500	—	96,002,495	5,280,137		1,702,124,236
NetApp, Inc.	21,532,731	900,000	—	22,432,731	3,875,892		612,189,229
Symantec Corp.	54,111,000	—	(8,670,300)	45,440,700	188,578,905		835,200,066
Synopsys, Inc.	9,193,469	—	—	9,193,469	—	(b)	445,331,639

					$212,100,034		$6,075,160,998

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2016

COMMON STOCKS: 92.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 19.4%
AUTOMOBILES & COMPONENTS: 3.6%
Bayerische Motoren Werke AG (Germany)	620,200	$56,952,044
Honda Motor Co., Ltd. (Japan)	2,722,500	74,651,340
Mahindra & Mahindra, Ltd. (India)	2,543,374	46,433,450
Yamaha Motor Co., Ltd. (Japan)	1,448,400	24,091,739

		202,128,573
CONSUMER DURABLES & APPAREL: 0.7%
Coach, Inc. (United States)	971,500	38,947,435
MEDIA: 11.9%
Altice NV, Series A(a) (Netherlands)	825,144	14,703,663
Comcast Corp., Class A (United States)	1,265,400	77,290,632
DISH Network Corp., Class A(a) (United States)	786,300	36,374,238
Grupo Televisa SAB ADR (Mexico)	1,412,300	38,781,758
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	63,185	2,393,448
Liberty Global PLC, Series C(a) (United Kingdom)	2,046,000	76,847,760
Naspers, Ltd. (South Africa)	1,044,600	145,824,780
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	9,057,990
Time Warner Cable, Inc. (United States)	658,371	134,715,874
Time Warner, Inc. (United States)	2,006,166	145,547,343

		681,537,486
RETAILING: 3.2%
JD.com, Inc. ADR(a) (Cayman Islands/China)	2,446,900	64,842,850
Target Corp. (United States)	615,600	50,651,568
The Priceline Group, Inc.(a) (United States)	53,200	68,572,672

		184,067,090

		1,106,680,584
CONSUMER STAPLES: 1.8%
FOOD & STAPLES RETAILING: 1.3%
Wal-Mart Stores, Inc. (United States)	1,058,400	72,489,816
FOOD, BEVERAGE & TOBACCO: 0.5%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	4,076,448	31,016,767

		103,506,583
ENERGY: 6.0%
Apache Corp. (United States)	1,424,932	69,550,931
Baker Hughes, Inc. (United States)	1,494,087	65,485,833
National Oilwell Varco, Inc. (United States)	1,418,700	44,121,570
Saipem SPA(a) (Italy)	58,742,301	23,535,368
Schlumberger, Ltd. (Curacao/United States)	1,450,200	106,952,250
Weatherford International PLC(a) (Ireland)	4,159,375	32,359,938

		342,005,890
FINANCIALS: 24.4%
BANKS: 12.6%
Banco Santander SA (Spain)	6,300,000	27,771,810
Bank of America Corp. (United States)	10,042,200	135,770,544
Barclays PLC (United Kingdom)	53,524,000	115,310,704
BNP Paribas SA (France)	746,200	37,555,730
ICICI Bank, Ltd. (India)	28,503,544	101,105,855
Kasikornbank PCL- Foreign (Thailand)	12,934,700	64,342,595
Siam Commercial Bank PCL- Foreign (Thailand)	3,901,400	15,636,652
Standard Chartered PLC (United Kingdom)	17,525,177	118,943,300
UniCredit SPA (Italy)	6,577,100	23,724,536
Wells Fargo & Co. (United States)	1,651,573	79,870,070

		720,031,796

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 8.3%
American Express Co. (United States)	947,500	$58,176,500
Bank of New York Mellon Corp. (United States)	1,497,200	55,141,876
Capital One Financial Corp. (United States)	1,206,900	83,650,239
Charles Schwab Corp. (United States)	3,732,200	104,576,244
Credit Suisse Group AG (Switzerland)	4,631,543	65,555,926
Goldman Sachs Group, Inc. (United States)	482,700	75,774,246
Haci Omer Sabanci Holding AS (Turkey)	7,957,588	27,506,177

		470,381,208
INSURANCE: 2.0%
AEGON NV (Netherlands)	11,121,459	61,174,782
Aviva PLC (United Kingdom)	7,893,600	51,708,863

		112,883,645
REAL ESTATE: 1.5%
BR Malls Participacoes SA (Brazil)	5,512,800	22,614,492
Hang Lung Group, Ltd. (Hong Kong)	15,215,600	43,544,035
Hang Lung Properties, Ltd. (Hong Kong)	11,140,600	21,312,240

		87,470,767

		1,390,767,416
HEALTH CARE: 13.6%
HEALTH CARE EQUIPMENT & SERVICES: 5.9%
Anthem, Inc. (United States)	341,688	47,491,215
Cigna Corp. (United States)	665,000	91,264,600
Express Scripts Holding Co.(a) (United States)	1,031,600	70,860,604
UnitedHealth Group, Inc. (United States)	987,900	127,340,310

		336,956,729
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 7.7%
Bayer AG (Germany)	379,320	44,587,188
Merck & Co., Inc. (United States)	644,400	34,095,204
Novartis AG (Switzerland)	949,500	68,826,530
Novartis AG ADR (Switzerland)	601,000	43,536,440
Roche Holding AG (Switzerland)	499,800	123,033,290
Sanofi (France)	1,549,862	124,967,822

		439,046,474

		776,003,203
INDUSTRIALS: 4.9%
CAPITAL GOODS: 1.8%
Schneider Electric SA (France)	1,606,078	101,502,451
COMMERCIAL & PROFESSIONAL SERVICES: 1.1%
ADT Corp. (United States)	403,000	16,627,780
Tyco International PLC (Ireland)	1,279,100	46,955,761

		63,583,541
TRANSPORTATION: 2.0%
FedEx Corp. (United States)	382,400	62,224,128
Union Pacific Corp. (United States)	683,600	54,380,380

		116,604,508

		281,690,500
INFORMATION TECHNOLOGY: 16.6%
SOFTWARE & SERVICES: 6.3%
Alphabet, Inc., Class C(a) (United States)	229,099	170,667,300
Baidu, Inc. ADR(a) (Cayman Islands/China)	417,900	79,768,752
Microsoft Corp. (United States)	1,438,200	79,431,786
VMware, Inc.(a) (United States)	535,700	28,022,467

		357,890,305
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.3%
Cisco Systems, Inc. (United States)	3,960,200	112,746,894
Corning, Inc. (United States)	2,141,800	44,742,202
EMC Corp. (United States)	2,940,700	78,369,655

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	March 31, 2016

COMMON STOCKS (continued)

	SHARES	VALUE
Hewlett Packard Enterprise Co. (United States)	6,642,900	$117,778,617
HP, Inc. (United States)	6,760,100	83,284,432
NetApp, Inc. (United States)	755,780	20,625,236
Samsung Electronics Co., Ltd. (South Korea)	72,517	83,195,439
TE Connectivity, Ltd. (Switzerland)	810,115	50,162,321

		590,904,796

		948,795,101
MATERIALS: 3.5%
Celanese Corp., Series A (United States)	876,500	57,410,750
LafargeHolcim, Ltd. (Switzerland)	994,020	46,757,345
Linde AG (Germany)	327,710	47,749,991
Teck Resources, Ltd., Class B (Canada)	6,411,062	48,788,182

		200,706,268
TELECOMMUNICATION SERVICES: 2.5%
Millicom International Cellular SA SDR (Luxembourg)	822,900	44,975,300
MTN Group, Ltd. (South Africa)	5,560,200	50,917,893
Sprint Corp.(a) (United States)	12,730,600	44,302,488

		140,195,681

TOTAL COMMON STOCKS (Cost $5,055,836,176)		5,290,351,226

PREFERRED STOCKS: 5.2%
ENERGY: 1.1%
Petroleo Brasileiro SA ADR(a) (Brazil)	14,428,003	65,358,853
FINANCIALS: 2.5%
BANKS: 2.5%
Itau Unibanco Holding SA (Brazil)	16,612,463	144,195,061
INFORMATION TECHNOLOGY: 1.6%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.6%
Samsung Electronics Co., Ltd. (South Korea)	91,514	88,585,168

TOTAL PREFERRED STOCKS (Cost $338,457,708)		298,139,082

SHORT-TERM INVESTMENTS: 1.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$5,718,948	$5,718,948
REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(b) 0.10%, dated 3/31/16, due 4/1/16, maturity value $85,384,237	85,384,000	85,384,000

TOTAL SHORT-TERM INVESTMENTS (Cost $91,102,948)		91,102,948

TOTAL INVESTMENTS (Cost $5,485,396,832)	99.5%	5,679,593,256
OTHER ASSETS LESS LIABILITIES	0.5%	28,068,939

NET ASSETS	100.0%	$5,707,662,195

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 2.125%, 12/31/21. Total collateral value is $87,095,719.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	703	Jun 2016	$72,110,225	$2,017,605

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	4/27/16	19,772,029	20,000,000	$(1,048,462)
Goldman Sachs	5/4/16	29,447,275	30,000,000	(1,792,963)
UBS	5/4/16	29,436,584	30,000,000	(1,803,654)
Contracts to sell EUR:
Credit Suisse	5/25/16	25,693,459	23,250,000	(803,139)
JPMorgan	5/25/16	14,082,885	12,750,000	(447,507)
Deutsche Bank	6/1/16	21,295,399	19,400,000	(818,242)
Barclays	6/8/16	20,956,297	19,000,000	(706,115)
HSBC	6/8/16	12,140,150	11,000,000	(401,247)

Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy CHF:
Goldman Sachs	4/27/16	5,021,996	5,000,000	183,126

				$(7,638,203)

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$1,106,680,584	$—	$—
Consumer Staples	103,506,583	—	—
Energy	342,005,890	—	—
Financials	1,390,767,416	—	—
Health Care	776,003,203	—	—
Industrials	281,690,500	—	—
Information Technology	948,795,101	—	—
Materials	200,706,268	—	—
Telecommunication Services	140,195,681	—	—
Preferred Stocks
Energy	65,358,853	—	—
Financials	144,195,061	—	—
Information Technology	88,585,168	—	—
Short-term Investments
Money Market Fund	5,718,948	—	—
Repurchase Agreement	—	85,384,000	—

Total Securities	$5,594,209,256	$85,384,000	$—

Other Financial Instruments
Index Futures Contracts
Appreciation	$2,017,605	$—	$—
Forward Currency Contracts
Appreciation	—	183,126	—
Depreciation	—	(7,821,329)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2016, the cost of investments for federal income tax purposes was $5,498,268,883. Net unrealized appreciation aggregated $181,324,373 of which $861,021,191 represented appreciated securities and $679,696,818 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2016

COMMON STOCKS: 94.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 18.5%
AUTOMOBILES & COMPONENTS: 7.5%
Bayerische Motoren Werke AG (Germany)	10,089,100	$926,467,060
Honda Motor Co., Ltd. (Japan)	33,966,400	931,363,547
Honda Motor Co., Ltd. ADR (Japan)	5,749,300	157,185,862
Hyundai Motor Co. (South Korea)	2,572,012	342,979,914
Mahindra & Mahindra, Ltd. (India)	16,522,808	301,650,872
NGK Spark Plug Co., Ltd. (Japan)	7,175,100	137,324,318
Nissan Motor Co., Ltd. (Japan)	75,871,100	702,116,937
Yamaha Motor Co., Ltd.(b) (Japan)	31,550,100	524,783,751

		4,023,872,261
CONSUMER DURABLES & APPAREL: 1.3%
Panasonic Corp. (Japan)	76,711,434	687,334,312
MEDIA: 8.4%
Altice NV, Series A(a) (Netherlands)	2,269,277	40,437,406
Grupo Televisa SAB ADR (Mexico)	25,685,392	705,320,864
Liberty Global PLC LiLAC, Series A(a) (United Kingdom)	580,950	20,368,107
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	874,412	33,122,727
Liberty Global PLC, Series A(a) (United Kingdom)	15,174,505	584,218,443
Liberty Global PLC, Series C(a) (United Kingdom)	19,696,847	739,813,573
Naspers, Ltd. (South Africa)	16,257,495	2,269,524,829
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	144,461,859

		4,537,267,808
RETAILING: 1.3%
JD.com, Inc. ADR(a) (Cayman Islands/China)	26,078,536	691,081,204

		9,939,555,585
CONSUMER STAPLES: 0.4%
FOOD, BEVERAGE & TOBACCO: 0.4%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	32,425,176	246,715,797
ENERGY: 6.3%
Royal Dutch Shell PLC ADR (United Kingdom)	10,632,490	515,144,141
Saipem SPA(a)(b) (Italy)	569,806,272	228,295,458
Schlumberger, Ltd. (Curacao/United States)	27,754,124	2,046,866,645
Total SA (France)	7,141,042	325,519,158
Weatherford International PLC(a) (Ireland)	34,997,592	272,281,266

		3,388,106,668
FINANCIALS: 23.9%
BANKS: 16.8%
Banco Santander SA (Spain)	146,675,336	646,577,711
Barclays PLC (United Kingdom)	511,723,901	1,102,444,570
BNP Paribas SA (France)	23,826,658	1,199,179,214
ICICI Bank, Ltd.(b) (India)	322,601,675	1,144,310,974
Kasikornbank PCL- Foreign(b) (Thailand)	136,962,227	681,307,269
Lloyds Banking Group PLC (United Kingdom)	831,254,300	812,082,841
Mitsubishi UFJ Financial Group, Inc. (Japan)	91,382,100	423,437,427
Siam Commercial Bank PCL- Foreign (Thailand)	54,821,300	219,721,527
Societe Generale SA (France)	20,647,742	763,119,598
Standard Chartered PLC (United Kingdom)	161,949,813	1,099,152,672
UniCredit SPA (Italy)	187,816,593	677,481,190
Yapi ve Kredi Bankasi AS (Turkey)	186,308,168	274,390,978

		9,043,205,971

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 3.2%
Credit Suisse Group AG (Switzerland)	70,622,958	$999,613,601
Haci Omer Sabanci Holding AS (Turkey)	59,921,354	207,123,993
UBS Group AG (Switzerland)	30,874,827	497,375,145

		1,704,112,739
INSURANCE: 2.4%
AEGON NV (Netherlands)	130,337,763	716,936,895
Aviva PLC (United Kingdom)	80,919,501	530,082,016
Swiss Re AG (Switzerland)	494,109	45,682,793

		1,292,701,704
REAL ESTATE: 1.5%
BR Malls Participacoes SA(b) (Brazil)	51,737,700	212,237,308
Hang Lung Group, Ltd.(b) (Hong Kong)	118,374,300	338,763,812
Hang Lung Properties, Ltd. (Hong Kong)	135,065,500	258,383,600

		809,384,720

		12,849,405,134
HEALTH CARE: 11.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.3%
AstraZeneca PLC (United Kingdom)	5,310,000	297,623,510
Bayer AG (Germany)	8,119,950	954,459,924
Novartis AG (Switzerland)	8,095,570	586,824,636
Novartis AG ADR (Switzerland)	14,010,500	1,014,920,620
Roche Holding AG (Switzerland)	5,552,100	1,366,732,952
Sanofi (France)	23,055,722	1,859,019,291

		6,079,580,933
INDUSTRIALS: 9.2%
CAPITAL GOODS: 7.4%
Koninklijke Philips NV (Netherlands)	21,016,695	598,709,348
Mitsubishi Electric Corp. (Japan)	101,553,000	1,064,301,066
Nidec Corp. (Japan)	4,944,400	338,325,331
Schneider Electric SA (France)	24,051,146	1,520,007,293
Smiths Group PLC(b) (United Kingdom)	30,919,207	477,826,707

		3,999,169,745
COMMERCIAL & PROFESSIONAL SERVICES: 1.5%
ADT Corp. (United States)	3,489,841	143,990,840
Tyco International PLC (Ireland)	17,973,620	659,811,590

		803,802,430
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	155,135,952

		4,958,108,127
INFORMATION TECHNOLOGY: 14.6%
SOFTWARE & SERVICES: 2.8%
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,689,387	895,110,191
Nintendo Co., Ltd. (Japan)	4,287,100	609,477,098

		1,504,587,289
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.8%
Brother Industries, Ltd.(b) (Japan)	14,947,000	171,854,973
Hewlett Packard Enterprise Co. (United States)	65,989,204	1,169,988,587
HP, Inc. (United States)	57,407,104	707,255,521
Kyocera Corp.(b) (Japan)	17,734,000	781,087,014
Samsung Electronics Co., Ltd. (South Korea)	1,521,592	1,745,652,942
TE Connectivity, Ltd. (Switzerland)	10,894,462	674,585,087
Telefonaktiebolaget LM Ericsson (Sweden)	110,232,700	1,103,922,460

		6,354,346,584

		7,858,933,873

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	March 31, 2016

COMMON STOCKS (continued)

	SHARES	VALUE
MATERIALS: 6.3%
Agrium, Inc. (Canada)	2,768,883	$244,464,680
Akzo Nobel NV (Netherlands)	7,119,544	485,269,529
Cemex SAB de CV ADR (Mexico)	47,016,625	342,281,030
LafargeHolcim, Ltd. (Switzerland)	21,973,649	1,033,610,467
Lanxess AG (Germany)	3,919,680	188,398,979
Linde AG (Germany)	4,917,105	716,461,877
Teck Resources, Ltd., Class B (Canada)	49,399,705	375,931,755

		3,386,418,317
TELECOMMUNICATION SERVICES: 3.8%
America Movil SAB de CV, Series L (Mexico)	571,175,700	444,321,049
Bharti Airtel, Ltd. (India)	53,061,504	279,960,580
Millicom International Cellular SA SDR(b) (Luxembourg)	9,350,603	511,053,805
MTN Group, Ltd. (South Africa)	86,409,380	791,299,512

		2,026,634,946

TOTAL COMMON STOCKS (Cost $58,444,475,860)		50,733,459,380

PREFERRED STOCKS: 5.0%
ENERGY: 1.5%
Petroleo Brasileiro SA ADR(a) (Brazil)	178,018,900	806,425,617
FINANCIALS: 2.4%
BANKS: 2.4%
Itau Unibanco Holding SA (Brazil)	149,759,665	1,299,903,813
INFORMATION TECHNOLOGY: 1.1%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.1%
Samsung Electronics Co., Ltd. (South Korea)	586,116	567,357,828

TOTAL PREFERRED STOCKS (Cost $3,824,357,877)		2,673,687,258

SHORT-TERM INVESTMENTS: 0.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$54,060,827	$54,060,827
REPURCHASE AGREEMENT: 0.2%
Fixed Income Clearing Corporation(c) 0.10%, dated 3/31/16, due 4/1/16, maturity value $136,913,380	136,913,000	136,913,000

TOTAL SHORT-TERM INVESTMENTS (Cost $190,973,827)		190,973,827

TOTAL INVESTMENTS (Cost $62,459,807,564)	99.6%	53,598,120,465
OTHER ASSETS LESS LIABILITIES	0.4%	203,948,225

NET ASSETS	100.0%	$53,802,068,690

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Note 2.00%, 10/31/21. Total collateral value is $139,656,400.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	4/27/16	296,580,428	300,000,000	$(15,726,926)
Goldman Sachs	5/4/16	510,419,427	520,000,000	(31,078,021)
UBS	5/4/16	456,267,049	465,000,000	(27,956,631)
Contracts to sell EUR:
Barclays	5/25/16	287,090,700	260,000,000	(9,215,345)
Credit Suisse	5/25/16	110,509,500	100,000,000	(3,454,363)
JPMorgan	5/25/16	497,043,000	450,000,000	(15,794,385)
Deutsche Bank	6/1/16	548,850,500	500,000,000	(21,088,723)
Barclays	6/8/16	661,777,800	600,000,000	(22,298,383)
HSBC	6/8/16	331,095,000	300,000,000	(10,943,091)

Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy CHF:
Goldman Sachs	5/4/16	75,389,765	75,000,000	2,710,828

				$(154,845,040)

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$9,252,221,273	$687,334,312	$—
Consumer Staples	246,715,797	—	—
Energy	3,388,106,668	—	—
Financials	12,849,405,134	—	—
Health Care	6,079,580,933	—	—
Industrials	4,958,108,127	—	—
Information Technology	7,858,933,873	—	—
Materials	3,386,418,317	—	—
Telecommunication Services	2,026,634,946	—	—
Preferred Stocks
Energy	806,425,617	—	—
Financials	1,299,903,813	—	—
Information Technology	567,357,828	—	—
Short-term Investments
Money Market Fund	54,060,827	—	—
Repurchase Agreement	—	136,913,000	—

Total Securities	$52,773,873,153	$824,247,312	$—

Other Financial Instruments
Forward Currency Contracts
Appreciation	$—	$2,710,828	$—
Depreciation	—	(157,555,868)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2016, the cost of investments for federal income tax purposes was $62,495,485,547. Net unrealized depreciation aggregated $8,897,365,082, of which $4,822,724,693 represented appreciated securities and $13,720,089,775 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2016. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	32,425,176	—	—	32,425,176	$—		$246,715,797
BR Malls Participacoes SA (Brazil)	54,870,300	—	(3,132,600)	51,737,700	—		212,237,308
Brother Industries, Ltd. (Japan)	12,212,000	2,735,000	—	14,947,000	2,032,114		171,854,973
Hang Lung Group, Ltd. (Hong Kong)	110,524,300	7,850,000	—	118,374,300	—		338,763,812
ICICI Bank, Ltd. (India)	260,427,185	62,174,490	—	322,601,675	—		1,144,310,974
Kasikornbank PCL- Foreign (Thailand)	139,883,027	—	(2,920,800)	136,962,227	—		681,307,269
Kyocera Corp. (Japan)	19,122,400	—	(1,388,400)	17,734,000	7,041,349		—	(c)
Millicom International Cellular SA SDR (Luxembourg)	10,088,392	72,806	(810,595)	9,350,603	—		511,053,805
Saipem SPA (Italy)	46,865,200	561,251,064	(38,309,992)	569,806,272	—	(b)	228,295,458
Smiths Group PLC (United Kingdom)	33,926,200	—	(3,006,993)	30,919,207	6,283,519		477,826,707
Television Broadcasts, Ltd. (Hong Kong)	40,022,900	—	—	40,022,900	—		144,461,859
Yamaha Motor Co., Ltd. (Japan)	31,550,100	—	—	31,550,100	—		524,783,751

					$15,356,982		$4,681,611,713

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	March 31, 2016

COMMON STOCKS: 68.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 11.1%
AUTOMOBILES & COMPONENTS: 0.4%
Harley-Davidson, Inc.	1,103,400	$56,637,522
CONSUMER DURABLES & APPAREL: 0.5%
Coach, Inc.	1,655,036	66,350,393
MEDIA: 8.6%
Comcast Corp., Class A	4,564,774	278,816,396
DISH Network Corp., Class A(a)	1,520,032	70,316,680
News Corp., Class A	1,068,050	13,638,999
Time Warner Cable, Inc.	1,837,283	375,944,847
Time Warner, Inc.	3,872,066	280,918,388
Twenty-First Century Fox, Inc., Class A	4,882,200	136,115,736
Twenty-First Century Fox, Inc., Class B	1,600,000	45,120,000

		1,200,871,046
RETAILING: 1.6%
Liberty Interactive Corp. QVC Group, Series A(a)	2,284,650	57,687,413
Target Corp.	915,400	75,319,112
The Priceline Group, Inc.(a)	67,000	86,360,320

		219,366,845

		1,543,225,806
CONSUMER STAPLES: 1.6%
FOOD & STAPLES RETAILING: 1.6%
Wal-Mart Stores, Inc.	3,186,900	218,270,781
ENERGY: 5.4%
Apache Corp.	2,905,139	141,799,835
Baker Hughes, Inc.	3,547,579	155,490,387
Concho Resources, Inc.(a)	671,900	67,888,776
National Oilwell Varco, Inc.	2,746,000	85,400,600
Schlumberger, Ltd. (Curacao/United States)	3,699,021	272,802,799
Weatherford International PLC(a) (Ireland)	4,670,000	36,332,600

		759,714,997
FINANCIALS: 17.6%
BANKS: 6.7%
Bank of America Corp.	22,477,100	303,890,392
BB&T Corp.	2,714,584	90,314,210
JPMorgan Chase & Co.	2,969,900	175,877,478
Wells Fargo & Co.	7,350,606	355,475,306

		925,557,386
DIVERSIFIED FINANCIALS: 9.4%
American Express Co.	2,840,000	174,376,000
Bank of New York Mellon Corp.	5,702,600	210,026,758
Capital One Financial Corp.	5,289,959	366,647,058
Charles Schwab Corp.	11,532,900	323,151,858
Goldman Sachs Group, Inc.	1,473,000	231,231,540

		1,305,433,214
INSURANCE: 1.5%
AEGON NV (Netherlands)	12,084,994	66,467,467
MetLife, Inc.	3,292,000	144,650,480

		211,117,947

		2,442,108,547
HEALTH CARE: 11.1%
HEALTH CARE EQUIPMENT & SERVICES: 4.7%
Anthem, Inc.	274,226	38,114,671
Cigna Corp.	1,404,216	192,714,604
Express Scripts Holding Co.(a)	2,323,368	159,592,148
Medtronic PLC (Ireland)	715,200	53,640,000
UnitedHealth Group, Inc.	1,570,972	202,498,291

		646,559,714

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 6.4%
AstraZeneca PLC ADR (United Kingdom)	3,208,000	$90,337,280
Merck & Co., Inc.	2,643,175	139,850,389
Novartis AG ADR (Switzerland)	3,464,900	250,997,356
Roche Holding AG ADR (Switzerland)	5,646,600	172,927,125
Sanofi ADR (France)	5,842,665	234,641,427
Thermo Fisher Scientific, Inc.	24,500	3,468,955

		892,222,532

		1,538,782,246
INDUSTRIALS: 3.9%
CAPITAL GOODS: 0.5%
Danaher Corp.	796,600	75,565,476
COMMERCIAL & PROFESSIONAL SERVICES: 1.1%
ADT Corp.	1,504,717	62,084,624
Tyco International PLC (Ireland)	2,365,434	86,835,082

		148,919,706
TRANSPORTATION: 2.3%
FedEx Corp.	1,342,254	218,411,571
Union Pacific Corp.	1,300,000	103,415,000

		321,826,571

		546,311,753
INFORMATION TECHNOLOGY: 16.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Maxim Integrated Products, Inc.	2,387,091	87,797,207
SOFTWARE & SERVICES: 6.3%
Alphabet, Inc., Class A(a)	48,200	36,771,780
Alphabet, Inc., Class C(a)	321,895	239,795,680
Microsoft Corp.	5,581,900	308,288,337
Symantec Corp.	8,272,100	152,041,198
Synopsys, Inc.(a)	1,654,700	80,153,668
VMware, Inc.(a)	1,090,251	57,031,030

		874,081,693
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.5%
Cisco Systems, Inc.	7,351,100	209,285,817
Corning, Inc.	5,886,700	122,973,163
EMC Corp.	9,744,000	259,677,600
Hewlett Packard Enterprise Co.	17,044,712	302,202,744
HP, Inc.	15,384,712	189,539,652
Juniper Networks, Inc.	260,129	6,635,891
NetApp, Inc.	4,096,491	111,793,239
TE Connectivity, Ltd. (Switzerland)	1,886,936	116,839,077

		1,318,947,183

		2,280,826,083
MATERIALS: 0.6%
Celanese Corp., Series A	1,305,960	85,540,380
TELECOMMUNICATION SERVICES: 0.5%
Sprint Corp.(a)	18,742,971	65,225,539

TOTAL COMMON STOCKS (Cost $7,148,527,188)		9,480,006,132

PREFERRED STOCKS: 4.5%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(c)	53,210,000	54,806,300
FINANCIALS: 4.1%
BANKS: 4.1%
Citigroup, Inc. 5.95%
7/29/49	5,175,000	4,985,786
12/31/49	60,975,000	58,536,000
JPMorgan Chase & Co. 6.10%	254,565,000	259,404,281
Wells Fargo & Co. 5.875%	227,645,000	243,079,331

		566,005,398

TOTAL PREFERRED STOCKS (Cost $601,634,345)		620,811,698

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES: 25.9%

	PAR VALUE	VALUE
U.S. TREASURY: 2.1%
U.S. Treasury Note/Bond
1.00%, 3/15/18	$94,150,000	$94,624,422
0.75%, 2/15/19	16,000,000	15,955,008
1.00%, 3/15/19	15,785,000	15,849,750
1.625%, 7/31/19	13,315,000	13,608,862
1.625%, 11/30/20	23,000,000	23,467,176
1.75%, 12/31/20	95,000,000	97,367,590
1.125%, 2/28/21	30,755,000	30,643,267

		291,516,075
GOVERNMENT-RELATED: 1.8%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	71,193	72,541
Series 1997-20F 1, 7.20%, 6/1/17	159,461	161,057
Series 1997-20I 1, 6.90%, 9/1/17	177,004	181,960
Series 1998-20D 1, 6.15%, 4/1/18	262,195	273,863
Series 1998-20I 1, 6.00%, 9/1/18	189,200	197,417
Series 1999-20F 1, 6.80%, 6/1/19	261,313	276,153
Series 2000-20D 1, 7.47%, 4/1/20	933,276	987,071
Series 2000-20E 1, 8.03%, 5/1/20	198,626	211,529
Series 2000-20G 1, 7.39%, 7/1/20	383,243	405,777
Series 2000-20I 1, 7.21%, 9/1/20	225,598	239,275
Series 2001-20E 1, 6.34%, 5/1/21	916,069	995,572
Series 2001-20G 1, 6.625%, 7/1/21	645,764	705,541
Series 2003-20J 1, 4.92%, 10/1/23	3,385,536	3,666,013
Series 2007-20F 1, 5.71%, 6/1/27	3,874,995	4,382,593

		12,756,362
FOREIGN AGENCY: 0.7%
Corp. Nacional del Cobre de Chile (Chile)
4.50%, 9/16/25(c)	11,100,000	11,333,100
Petroleo Brasileiro SA (Brazil)
4.375%, 5/20/23	29,800,000	21,745,060
6.25%, 3/17/24	4,225,000	3,378,733
Petroleos Mexicanos (Mexico)
4.25%, 1/15/25	22,685,000	21,011,981
6.625%, 6/15/35	9,425,000	9,048,000
6.375%, 1/23/45	20,125,000	18,663,985
5.625%, 1/23/46	16,675,000	14,013,670

		99,194,529
LOCAL AUTHORITY: 1.0%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	3,350,000	5,047,780
7.102%, 1/1/41	12,436,000	17,898,886
State of California GO
7.50%, 4/1/34	13,470,000	19,690,446
7.55%, 4/1/39	16,525,000	25,300,436
7.30%, 10/1/39	13,730,000	20,130,102
7.625%, 3/1/40	8,790,000	13,452,040
State of Illinois GO
5.665%, 3/1/18	26,160,000	27,568,455
5.10%, 6/1/33	11,565,000	10,815,010

		139,903,155

		251,854,046
MORTGAGE-RELATED: 8.1%
FEDERAL AGENCY CMO & REMIC: 1.8%
Dept. of Veterans Affairs
Series 1995-1 1, 7.244%, 2/15/25	379,128	431,842
Series 1995-2C 3A, 8.793%, 6/15/25	173,076	212,467
Series 2002-1 2J, 6.50%, 8/15/31	10,317,147	12,071,337
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	2,032,640	2,306,745
Trust 2009-66 ET, 6.00%, 5/25/39	4,253,524	4,629,272
Trust 2009-30 AG, 6.50%, 5/25/39	3,111,505	3,426,427
Trust 2001-T7 A1, 7.50%, 2/25/41	1,643,094	1,942,960
Trust 2001-T5 A3, 2.69%, 6/19/41	674,718	815,945
Trust 2001-T4 A1, 7.50%, 7/25/41	1,648,221	1,975,920
Trust 2001-T8 A1, 7.50%, 7/25/41	1,643,153	1,923,759

	PAR VALUE	VALUE
Trust 2001-W3 A, 6.744%, 9/25/41	$1,116,500	$1,266,981
Trust 2001-T10 A2, 7.50%, 12/25/41	1,430,478	1,708,901
Trust 2013-106 MA, 4.00%, 2/25/42	11,081,275	11,980,857
Trust 2002-W6 2A1, 6.271%, 6/25/42	1,662,410	1,982,950
Trust 2002-W8 A2, 7.00%, 6/25/42	2,182,958	2,522,381
Trust 2003-W2 1A1, 6.50%, 7/25/42	3,415,544	4,003,998
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,315,207	1,568,346
Trust 2003-W4 4A, 6.971%, 10/25/42	1,754,766	2,049,393
Trust 2012-121 NB, 7.00%, 11/25/42	3,000,021	3,519,056
Trust 2013-98 FA, 0.983%, 9/25/43	10,422,867	10,523,282
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,121,832	2,424,694
Trust 2004-W2 5A, 7.50%, 3/25/44	4,097,784	4,736,425
Trust 2004-W8 3A, 7.50%, 6/25/44	670,975	796,421
Trust 2005-W4 1A2, 6.50%, 8/25/45	6,249,208	7,514,673
Trust 2009-11 MP, 7.00%, 3/25/49	6,287,165	7,291,277
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	121,142	125,667
Series 16 PK, 7.00%, 8/25/23	2,276,264	2,529,154
Series T-48 1A4, 5.538%, 7/25/33	31,019,198	35,139,196
Series 314 F2, 1.046%, 9/15/43	21,945,677	21,981,417
Series T-51 1A, 6.50%, 9/25/43	205,634	242,693
Series T-59 1A1, 6.50%, 10/25/43	10,834,480	12,867,727
Series 4281 BC, 4.586%, 12/15/43	76,760,905	84,453,177

		250,965,340
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 6.3%
Fannie Mae, 15 Year
3.50%, 12/1/29	11,345,688	11,987,762
4.50%, 1/1/25 - 1/1/27	17,751,087	19,049,470
6.00%, 7/1/16 - 3/1/22	2,072,885	2,135,562
6.50%, 9/1/16 - 11/1/18	1,581,037	1,608,998
7.00%, 11/1/18	101,396	103,211
7.50%, 12/1/16 - 8/1/17	108,889	110,222
Fannie Mae, 20 Year
4.00%, 11/1/30 - 12/1/34	36,145,600	38,978,678
4.50%, 1/1/31 - 5/1/32	58,543,764	64,118,396
Fannie Mae, 30 Year
4.50%, 1/1/39 - 2/1/45	47,956,890	52,627,031
5.50%, 7/1/33 - 8/1/37	17,551,190	19,876,375
6.00%, 9/1/36 - 8/1/37	23,234,839	26,852,397
6.50%, 12/1/28 - 8/1/39	26,356,534	30,864,206
7.00%, 4/1/37 - 8/1/37	8,374,492	9,836,005
Fannie Mae, Hybrid ARM
2.089%, 1/1/35	2,952,261	3,072,132
2.234%, 12/1/34	2,216,732	2,306,856
2.269%, 9/1/34	1,509,166	1,585,580
2.433%, 8/1/35	1,780,533	1,866,417
2.523%, 11/1/43	8,485,632	8,803,504
2.527%, 8/1/38	4,333,047	4,580,310
2.539%, 1/1/35	1,580,662	1,651,538
2.69%, 1/1/46	27,365,258	28,233,573
2.704%, 4/1/44	19,601,638	20,423,852
2.812%, 12/1/44	19,329,229	20,050,662
2.831%, 11/1/44	31,039,557	32,226,996
2.841%, 12/1/45	30,734,489	31,813,835
2.957%, 9/1/45	7,100,007	7,365,680
3.284%, 6/1/41	17,038,880	17,900,696
3.569%, 12/1/40	6,731,993	7,100,755
3.759%, 11/1/40	2,768,890	2,930,712
4.27%, 7/1/39	3,191,018	3,406,051
5.569%, 5/1/37	1,739,526	1,839,432
6.35%, 9/1/36	421,966	431,321
Fannie Mae, Multifamily DUS
Trust 2014-M9 ASQ2, 1.462%, 4/25/17	6,043,165	6,055,436
Pool AL8144, 2.406%, 10/1/22	18,686,364	19,291,205
Freddie Mac, Hybrid ARM
2.216%, 4/1/37	2,821,993	2,982,608
2.532%, 10/1/38	2,477,188	2,605,352
2.535%, 9/1/37	1,422,860	1,510,513
2.562%, 10/1/35	3,013,008	3,170,932
2.613%, 8/1/42	13,233,285	13,718,125

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.677%, 5/1/34	$2,981,314	$3,153,146
2.781%, 10/1/45	16,374,859	16,902,507
2.807%, 10/1/45	17,810,540	18,400,323
2.941%, 5/1/44	2,986,220	3,099,568
2.968%, 6/1/44	5,397,415	5,606,336
2.973%, 5/1/44	20,998,177	21,793,721
3.10%, 2/1/38	7,124,837	7,590,556
3.141%, 6/1/44	7,946,866	8,271,570
3.595%, 10/1/41	2,039,415	2,138,898
5.876%, 7/1/38	526,752	562,570
6.115%, 1/1/38	644,256	683,805
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	45,731,191	48,807,081
4.50%, 9/1/24 - 9/1/26	12,310,790	13,158,063
6.00%, 2/1/18	237,005	241,294
6.50%, 5/1/16 - 9/1/18	709,125	720,587
Freddie Mac Gold, 20 Year
4.50%, 4/1/31 - 6/1/31	13,731,867	15,033,504
6.50%, 10/1/26	5,046,155	5,850,020
Freddie Mac Gold, 30 Year
4.50%, 9/1/41 - 11/1/45	143,656,734	156,437,380
5.50%, 12/1/37	1,048,207	1,180,911
6.00%, 2/1/39	2,703,484	3,087,015
6.50%, 12/1/32 - 4/1/33	7,537,760	8,935,848
7.00%, 11/1/37 - 9/1/38	6,878,911	8,025,071
7.47%, 3/17/23	111,607	122,833
7.75%, 7/25/21	311,189	335,470
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	874,054	1,005,195
7.97%, 4/15/20 - 1/15/21	387,468	415,742

		876,631,400

		1,127,596,740
ASSET-BACKED: 0.8%
AUTO LOAN: 0.1%
Ford Credit Auto Owner Trust	16,450,000	16,465,570
Series 2015-1 A, 2.12%, 7/15/26(c)
OTHER: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	49,425,000	30,396,375
9.75%, 1/6/27(c)	42,925,000	25,325,750

		55,722,125
STUDENT LOAN: 0.3%
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	5,250,000	5,273,734
Series 2012-B A2, 3.48%, 10/15/30(c)	8,414,753	8,573,296
Series 2012-E A2A, 2.09%, 6/15/45(c)	13,775,000	13,751,683
Series 2012-C A2, 3.31%, 10/15/46(c)	10,100,000	10,291,960

		37,890,673

		110,078,368
CORPORATE: 13.1%
FINANCIALS: 4.3%
Bank of America Corp.
5.625%, 7/1/20	5,030,000	5,652,276
4.20%, 8/26/24	5,825,000	5,930,345
6.625%, 5/23/36(b)	37,275,000	42,981,355
Barclays PLC (United Kingdom)
4.375%, 9/11/24	23,275,000	21,882,108
BNP Paribas SA (France)
4.25%, 10/15/24	31,175,000	31,568,896
4.375%, 9/28/25(c)	10,100,000	10,062,903
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	8,216,364
3.125%, 9/1/23	17,550,000	17,653,650
3.80%, 2/1/24	11,175,000	11,714,361
Capital One Financial Corp.
3.50%, 6/15/23	42,579,000	43,105,532
4.20%, 10/29/25	6,175,000	6,254,991

	PAR VALUE	VALUE
Cigna Corp.
7.65%, 3/1/23	$4,705,000	$5,835,833
7.875%, 5/15/27	21,888,000	29,726,706
8.30%, 1/15/33	8,845,000	11,869,963
Citigroup, Inc.
6.692%, 10/30/40(b)	42,080,925	44,267,450
Equity Residential
4.625%, 12/15/21	8,393,000	9,343,398
3.00%, 4/15/23	14,775,000	14,994,261
Health Net, Inc.
6.375%, 6/1/17	13,275,000	13,888,969
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	3,625,000	3,989,215
4.30%, 3/8/26	4,600,000	4,743,796
6.50%, 5/2/36	23,190,000	27,070,220
6.50%, 9/15/37	15,315,000	17,991,526
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	23,042,000	33,266,680
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	19,575,000	19,674,147
4.65%, 3/24/26	7,100,000	7,039,735
Navient Corp.
6.00%, 1/25/17	14,285,000	14,463,563
4.625%, 9/25/17	9,550,000	9,651,517
8.45%, 6/15/18	15,755,000	16,877,544
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	48,416,000	51,371,555
6.00%, 12/19/23	3,250,000	3,292,744
Unum Group
7.19%, 2/1/28	8,305,000	9,769,653
7.25%, 3/15/28	2,030,000	2,429,092
6.75%, 12/15/28	11,368,000	13,359,969
Wells Fargo & Co.
4.30%, 7/22/27	20,710,000	21,985,425

		591,925,742
INDUSTRIALS: 8.4%
Allergan PLC (Ireland)
3.45%, 3/15/22	7,030,000	7,300,887
3.80%, 3/15/25	6,870,000	7,149,327
Anheuser-Busch InBev SA/NV (Belgium)
3.65%, 2/1/26	17,075,000	17,956,907
AT&T, Inc.
3.40%, 5/15/25	6,725,000	6,741,745
4.125%, 2/17/26	7,050,000	7,448,663
6.55%, 2/15/39	7,675,000	9,074,467
5.35%, 9/1/40	27,575,000	28,925,706
4.75%, 5/15/46	7,000,000	6,830,145
5.65%, 2/15/47	5,175,000	5,713,298
BHP Billiton, Ltd.(b) (Australia)
6.75%, 10/19/75(c)	19,800,000	19,800,000
Burlington Northern Santa Fe LLC(e)
8.251%, 1/15/21	545,621	624,338
5.72%, 1/15/24	8,498,423	9,550,791
5.342%, 4/1/24	9,407,801	10,351,027
5.629%, 4/1/24	14,244,488	15,949,055
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(c)	22,500,000	23,146,875
6.00%, 4/1/24(c)	10,575,000	9,993,375
5.70%, 1/11/25(c)	22,475,000	20,834,325
6.125%, 5/5/25(c)	8,100,000	7,573,500
Charter Communications, Inc.
4.908%, 7/23/25(c)	11,600,000	12,240,401
6.484%, 10/23/45(c)	8,150,000	9,070,974
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	15,740,000	15,192,830
2.95%, 6/30/23(c)	37,166,000	34,510,749
3.85%, 2/1/25(c)	13,125,000	12,666,071
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	17,818,285

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
CSX Corp.
9.75%, 6/15/20	$5,231,000	$6,588,476
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	3,948,152
7.875%, 1/1/23	8,660,000	9,936,926
7.75%, 7/15/26	50,000	57,350
7.75%, 5/15/27	540,000	624,501
7.00%, 12/1/28	15,135,000	16,617,140
Dow Chemical Co.
8.55%, 5/15/19	4,775,000	5,680,966
7.375%, 11/1/29	17,000,000	21,805,186
9.40%, 5/15/39	9,677,000	14,657,075
FedEx Corp.
6.72%, 7/15/23	4,766,926	5,338,957
Ford Motor Credit Co. LLC(e)
5.75%, 2/1/21	12,700,000	14,382,166
5.875%, 8/2/21	3,850,000	4,414,664
4.25%, 9/20/22	9,593,000	10,266,582
4.375%, 8/6/23	14,575,000	15,514,286
Hewlett Packard Enterprise Co.
3.60%, 10/15/20(c)	33,600,000	34,952,803
Imperial Brands Finance PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	10,941,850
4.25%, 7/21/25(c)	31,825,000	33,863,709
Kinder Morgan, Inc.
4.30%, 6/1/25	30,515,000	29,037,677
5.50%, 3/1/44	33,730,000	29,846,159
5.40%, 9/1/44	15,414,000	13,350,898
Macy’s, Inc.
6.90%, 1/15/32	49,699,000	52,865,572
6.70%, 7/15/34	2,890,000	2,978,550
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	21,900,000	23,743,192
5.50%, 7/21/25(c)	17,575,000	17,661,117
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	9,296,024
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,406,639
Sprint Corp.
6.00%, 12/1/16	24,367,000	24,214,706
Teck Resources, Ltd. (Canada)
5.20%, 3/1/42	17,773,000	9,775,150
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	30,967,875
5.303%, 5/30/24(c)	11,500,000	11,787,500
7.20%, 7/18/36	11,596,000	11,827,920
7.721%, 6/4/38	7,062,000	7,401,753
Time Warner Cable, Inc.
8.75%, 2/14/19	13,840,000	16,207,913
8.25%, 4/1/19	21,815,000	25,401,059
6.55%, 5/1/37	11,000,000	12,075,965
6.75%, 6/15/39	2,110,000	2,375,413
Time Warner, Inc.
7.625%, 4/15/31	31,348,000	40,036,004
7.70%, 5/1/32	14,374,000	18,457,409
TransCanada Corp.(b) (Canada)
5.625%, 5/20/75	20,570,000	18,114,970
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	17,661,720
6.65%, 11/15/37	1,638,000	2,039,995
Union Pacific Corp.
5.866%, 7/2/30	25,441,470	29,523,300
6.176%, 1/2/31	8,977,032	10,662,173
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	11,790,502
6.55%, 9/15/43	46,476,000	61,132,532
Vulcan Materials Co.
7.50%, 6/15/21	20,340,000	24,153,750

	PAR VALUE	VALUE
Xerox Corp.
6.35%, 5/15/18	$20,585,000	$21,967,056
4.50%, 5/15/21	19,161,000	19,469,990
Zoetis, Inc.
3.45%, 11/13/20	8,960,000	9,208,748
4.50%, 11/13/25	7,985,000	8,542,601

		1,167,036,362
UTILITIES: 0.4%
Dominion Resources, Inc.
4.104%, 4/1/21	5,300,000	5,420,850
5.75%, 10/1/54(b)	22,950,000	22,009,050
Enel SPA (Italy)
6.80%, 9/15/37(c)	13,700,000	17,571,990
6.00%, 10/7/39(c)	8,550,000	10,037,555

		55,039,445

		1,814,001,549

TOTAL DEBT SECURITIES (Cost $3,445,961,133)		3,595,046,778

SHORT-TERM INVESTMENTS: 0.9%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	13,918,811	13,918,811
REPURCHASE AGREEMENT: 0.8%
Fixed Income Clearing Corporation(d) 0.10%, dated 3/31/16, due 4/1/16, maturity value $116,072,322	116,072,000	116,072,000

TOTAL SHORT-TERM INVESTMENTS (Cost $129,990,811)		129,990,811

TOTAL INVESTMENTS (Cost $11,326,113,477)	99.5%	13,825,855,419
OTHER ASSETS LESS LIABILITIES	0.5%	74,464,239

NET ASSETS	100.0%	$13,900,319,658

(a)	Non-income producing
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, all such securities in total represented $529,687,772 or 3.8% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreement is collateralized by Freddie Mac 2.375%, 1/13/22 and U.S. Treasury Notes 1.75%-2.125%, 12/31/21-2/28/22. Total collateral value is $118,393,568.
(e)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	March 31, 2016

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	1,845	Jun 2016	$(240,570,703)	$724,361
Long Term U.S. Treasury Bond – Short Position	1,001	Jun 2016	(172,703,781)	2,083,634

				$2,807,995

5 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Debt securities (including certain preferred stocks) and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$9,480,006,132	$—	$—
Preferred Stocks	—	620,811,698	—
Debt Securities
U.S. Treasury	—	291,516,075	—
Government-Related	—	251,854,046	—
Mortgage-Related	—	1,127,596,740	—
Asset-Backed	—	110,078,368	—
Corporate	—	1,814,001,549	—
Short-term Investments
Money Market Fund	13,918,811	—	—
Repurchase Agreement	—	116,072,000	—

Total Securities	$9,493,924,943	$4,331,930,476	$—

Other Financial Instruments
Treasury Futures Contracts
Appreciation	$2,807,995	$—	$—

(a)	There were no Level 3 securities at March 31, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2016, the cost of investments for federal income tax purposes was $11,327,468,836. Net unrealized appreciation aggregated $2,498,386,583 of which $2,890,143,164 represented appreciated securities and $391,756,581 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 6

INCOME FUND
Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES: 97.5%

	PAR VALUE	VALUE
U.S. TREASURY: 6.1%
U.S. Treasury Note/Bond
1.00%, 12/31/17	$275,000,000	$276,321,375
0.75%, 2/28/18	250,000,000	250,088,000
1.50%, 8/31/18	250,000,000	254,267,500
0.875%, 10/15/18	300,000,000	300,515,700
1.50%, 2/28/19	496,995,000	506,022,417
1.625%, 7/31/19	600,000,000	613,242,000
1.625%, 12/31/19	500,000,000	510,722,500

		2,711,179,492
GOVERNMENT-RELATED: 7.7%
FEDERAL AGENCY: 0.2%
Small Business Admin. - 504 Program
Series 1997-20E 1, 7.30%, 5/1/17	24,882	25,502
Series 1997-20H 1, 6.80%, 8/1/17	5,719	5,840
Series 1997-20J 1, 6.55%, 10/1/17	111,816	114,409
Series 1997-20L 1, 6.55%, 12/1/17	5,005	5,118
Series 1998-20B 1, 6.15%, 2/1/18	8,386	8,722
Series 1998-20C 1, 6.35%, 3/1/18	299,131	312,599
Series 1998-20H 1, 6.15%, 8/1/18	167,435	175,242
Series 1998-20L 1, 5.80%, 12/1/18	132,203	137,960
Series 1999-20C 1, 6.30%, 3/1/19	94,559	97,329
Series 1999-20E 1, 6.30%, 5/1/19	3,584	3,686
Series 1999-20G 1, 7.00%, 7/1/19	185,826	192,944
Series 1999-20I 1, 7.30%, 9/1/19	97,684	105,184
Series 2000-20C 1, 7.625%, 3/1/20	4,971	5,253
Series 2000-20G 1, 7.39%, 7/1/20	4,066	4,305
Series 2001-20G 1, 6.625%, 7/1/21	778,686	850,767
Series 2001-20L 1, 5.78%, 12/1/21	2,904,898	3,118,428
Series 2002-20A 1, 6.14%, 1/1/22	18,830	20,377
Series 2002-20L 1, 5.10%, 12/1/22	862,659	928,134
Series 2003-20G 1, 4.35%, 7/1/23	49,307	52,230
Series 2004-20L 1, 4.87%, 12/1/24	1,296,779	1,395,998
Series 2005-20B 1, 4.625%, 2/1/25	2,090,729	2,238,413
Series 2005-20D 1, 5.11%, 4/1/25	107,053	116,626
Series 2005-20E 1, 4.84%, 5/1/25	3,977,227	4,275,778
Series 2005-20G 1, 4.75%, 7/1/25	3,624,815	3,892,493
Series 2005-20H 1, 5.11%, 8/1/25	42,718	46,568
Series 2005-20I 1, 4.76%, 9/1/25	3,903,524	4,199,463
Series 2006-20A 1, 5.21%, 1/1/26	4,269,938	4,678,223
Series 2006-20B 1, 5.35%, 2/1/26	1,226,837	1,350,071
Series 2006-20C 1, 5.57%, 3/1/26	5,966,862	6,613,900
Series 2006-20G 1, 6.07%, 7/1/26	11,392,130	12,919,049
Series 2006-20H 1, 5.70%, 8/1/26	94,759	106,388
Series 2006-20I 1, 5.54%, 9/1/26	196,518	217,591
Series 2006-20J 1, 5.37%, 10/1/26	4,518,289	4,984,102
Series 2006-20L 1, 5.12%, 12/1/26	3,545,363	3,886,075
Series 2007-20A 1, 5.32%, 1/1/27	7,381,717	8,169,461
Series 2007-20C 1, 5.23%, 3/1/27	11,756,564	13,095,950
Series 2007-20D 1, 5.32%, 4/1/27	13,335,560	14,874,281
Series 2007-20G 1, 5.82%, 7/1/27	8,438,543	9,632,761

		102,857,220
FOREIGN AGENCY: 2.7%
Corp. Nacional del Cobre de Chile (Chile) 4.50%, 9/16/25(b)	122,575,000	125,149,075
Petroleo Brasileiro SA (Brazil)
5.75%, 1/20/20	43,955,000	37,867,233
5.375%, 1/27/21	187,220,000	153,698,259
4.375%, 5/20/23	38,625,000	28,184,663
6.25%, 3/17/24	80,805,000	64,619,758
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	120,634,466
4.25%, 1/15/25	97,765,000	90,554,831
4.50%, 1/23/26	15,065,000	14,033,048
6.875%, 8/4/26(b)	63,400,000	68,630,500
6.625%, 6/15/35	112,290,000	107,798,400
5.50%, 6/27/44	51,975,000	43,269,187
6.375%, 1/23/45	166,156,000	154,093,573
5.625%, 1/23/46	190,720,000	160,281,088

		1,168,814,081

	PAR VALUE	VALUE
LOCAL AUTHORITY: 4.7%
L.A. Unified School District GO
5.75%, 7/1/34	$6,075,000	$7,609,970
6.758%, 7/1/34	185,585,000	256,717,875
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	61,876,742
7.102%, 1/1/41	148,277,000	213,412,120
New Valley Generation 4.929%, 1/15/21	294,665	325,560
State of California GO
7.50%, 4/1/34	203,021,000	296,776,098
7.55%, 4/1/39	200,880,000	307,555,315
7.30%, 10/1/39	116,735,000	171,149,853
7.625%, 3/1/40	103,410,000	158,256,596
7.60%, 11/1/40	56,435,000	87,745,702
State of Illinois GO
5.365%, 3/1/17	211,845,000	218,232,127
5.665%, 3/1/18	178,830,000	188,458,207
5.10%, 6/1/33	133,360,000	124,711,604

		2,092,827,769
SOVEREIGN: 0.1%
Spain Government International (Spain) 4.00%, 3/6/18(b)	55,790,000	58,119,009

		3,422,618,079
MORTGAGE-RELATED: 33.0%
FEDERAL AGENCY CMO & REMIC: 3.1%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	142,239	173,810
Series 1997-2 Z, 7.50%, 6/15/27	9,381,621	10,768,705
Series 1998-2 2A, 8.684%, 8/15/27	37,015	43,931
Series 1998-1 1A, 8.199%, 3/15/28	213,757	250,714
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	406,212	452,006
Trust 1998-58 PC, 6.50%, 10/25/28	2,191,111	2,466,850
Trust 2001-69 PQ, 6.00%, 12/25/31	2,579,522	2,938,197
Trust 2002-33 A1, 7.00%, 6/25/32	2,434,107	2,762,349
Trust 2002-69 Z, 5.50%, 10/25/32	298,601	335,835
Trust 2008-24 GD, 6.50%, 3/25/37	2,043,773	2,303,737
Trust 2007-47 PE, 5.00%, 5/25/37	5,644,581	6,169,604
Trust 2009-30 AG, 6.50%, 5/25/39	13,254,793	14,596,340
Trust 2009-53 QM, 5.50%, 5/25/39	2,790,322	3,015,328
Trust 2009-40 TB, 6.00%, 6/25/39	6,058,673	6,833,094
Trust 2001-T3 A1, 7.50%, 11/25/40	131,547	155,585
Trust 2010-123 WT, 7.00%, 11/25/40	49,939,809	58,856,792
Trust 2001-T7 A1, 7.50%, 2/25/41	84,502	99,924
Trust 2001-T5 A2, 2.506%, 6/19/41	50,482	57,373
Trust 2001-T5 A3, 2.69%, 6/19/41	257,856	311,828
Trust 2001-T4 A1, 7.50%, 7/25/41	2,311,388	2,770,939
Trust 2011-58 AT, 4.00%, 7/25/41	12,179,223	13,104,122
Trust 2001-T10 A1, 7.00%, 12/25/41	2,630,210	3,084,528
Trust 2013-106 MA, 4.00%, 2/25/42	24,887,631	26,908,018
Trust 2002-90 A1, 6.50%, 6/25/42	5,376,881	6,314,341
Trust 2002-W6 2A1, 6.271%, 6/25/42	3,045,336	3,632,526
Trust 2002-W8 A2, 7.00%, 6/25/42	1,799,336	2,079,111
Trust 2002-T16 A3, 7.50%, 7/25/42	3,886,324	4,565,000
Trust 2003-W2 1A2, 7.00%, 7/25/42	8,244,288	9,831,079
Trust 2003-W4 3A, 6.463%, 10/25/42	2,446,477	2,820,062
Trust 2012-121 NB, 7.00%, 11/25/42	1,600,178	1,877,026
Trust 2003-7 A1, 6.50%, 12/25/42	4,309,820	5,009,118
Trust 2003-W1 2A, 6.348%, 12/25/42	3,166,472	3,732,593
Trust 2012-133 HF, 0.783%, 12/25/42	49,435,080	49,617,347
Trust 2012-134 FD, 0.783%, 12/25/42	1,326,788	1,331,296
Trust 2012-134 FT, 0.783%, 12/25/42	69,848,817	69,783,097
Trust 2013-98 FA, 0.983%, 9/25/43	47,626,033	48,084,867
Trust 2013-101 CF, 1.033%, 10/25/43	24,017,241	24,250,398
Trust 2013-101 FE, 1.033%, 10/25/43	38,156,904	38,552,347
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,697,473	3,082,501
Trust 2004-W2 2A2, 7.00%, 2/25/44	139,360	163,549

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-W2 5A, 7.50%, 3/25/44	$6,467,225	$7,475,143
Trust 2004-W8 3A, 7.50%, 6/25/44	4,767,949	5,659,368
Trust 2004-W14 1AF, 0.833%, 7/25/44	1,867,330	1,841,614
Trust 2004-W15 1A2, 6.50%, 8/25/44	1,065,205	1,192,153
Trust 2005-W1 1A3, 7.00%, 10/25/44	7,233,409	8,424,583
Trust 2001-79 BA, 7.00%, 3/25/45	846,952	998,479
Trust 2006-W1 1A1, 6.50%, 12/25/45	533,359	611,102
Trust 2006-W1 1A2, 7.00%, 12/25/45	3,943,023	4,641,000
Trust 2006-W1 1A3, 7.50%, 12/25/45	67,644	79,693
Trust 2006-W1 1A4, 8.00%, 12/25/45	4,451,954	5,395,586
Trust 2007-W10 1A, 6.333%, 8/25/47	16,455,437	18,764,953
Trust 2007-W10 2A, 6.34%, 8/25/47	4,921,201	5,603,390
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	221,429	251,639
Series 3312 AB, 6.50%, 6/15/32	4,124,230	4,681,797
Series T-41 2A, 5.704%, 7/25/32	308,788	360,446
Series 2587 ZU, 5.50%, 3/15/33	6,745,355	7,748,727
Series 2610 UA, 4.00%, 5/15/33	2,477,588	2,610,633
Series T-48 1A, 5.495%, 7/25/33	3,158,043	3,704,141
Series 2708 ZD, 5.50%, 11/15/33	25,591,950	28,789,288
Series 3204 ZM, 5.00%, 8/15/34	9,839,763	11,007,546
Series 3330 GZ, 5.50%, 6/15/37	6,215,633	6,861,500
Series 4091 JF, 0.936%, 6/15/41	33,928,712	34,090,973
Series 4120 YF, 0.786%, 10/15/42	75,281,059	75,609,774
Series 309 F4, 0.966%, 8/15/43	85,541,308	85,042,850
Series 311 F1, 0.986%, 8/15/43	110,173,051	109,435,709
Series T-51 1A, 6.50%, 9/25/43	69,915	82,516
Series 4281 BC, 4.586%, 12/15/43	209,428,788	230,415,814
Series 4283 DW, 4.653%, 12/15/43	126,715,000	140,319,591
Series 4283 EW, 4.50%, 12/15/43	75,532,689	81,586,611
Series 4310 FA, 0.986%, 2/15/44	2,976,905	2,981,228
Series 4319 MA, 4.803%, 3/15/44	38,337,000	42,940,055

		1,362,393,769
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 29.9%
Fannie Mae, 10 Year 6.00%, 11/1/16	133,586	134,320
Fannie Mae, 15 Year
3.50%, 8/1/26 - 12/1/29	759,691,379	803,087,423
4.00%, 9/1/25 - 5/1/29	198,240,269	211,782,173
4.50%, 3/1/29	43,910,814	47,260,352
5.00%, 9/1/25	70,368,244	75,632,621
5.50%, 1/1/18 - 7/1/25	189,386,002	206,156,306
6.00%, 7/1/16 - 3/1/23	63,694,413	68,686,934
6.50%, 5/1/16 - 12/1/19	3,746,463	3,821,070
7.00%, 11/1/17	3,995	4,055
7.50%, 8/1/17	46,143	46,723
Fannie Mae, 20 Year
4.00%, 9/1/30 - 12/1/35	2,551,283,167	2,751,704,529
4.50%, 3/1/29 - 1/1/34	694,694,654	759,030,471
Fannie Mae, 30 Year
4.50%, 6/1/36 - 2/1/45	1,602,301,904	1,747,319,616
5.00%, 7/1/37	15,529,671	17,237,298
5.50%, 2/1/33 - 11/1/39	257,302,758	291,062,606
6.00%, 11/1/28 - 2/1/39	169,775,939	196,139,396
6.50%, 12/1/32 - 8/1/39	71,971,968	83,213,793
7.00%, 4/1/32 - 2/1/39	104,503,269	123,141,865
Fannie Mae, 40 Year 4.50%, 1/1/52	13,851,682	14,944,339
Fannie Mae, Hybrid ARM
1.89%, 6/1/43	6,349,016	6,501,534
1.954%, 9/1/43	13,858,979	14,238,004
1.96%, 8/1/34	2,279,325	2,364,167
2.073%, 1/1/35	3,478,725	3,638,859
2.125%, 4/1/44	79,196,668	81,675,195
2.17%, 8/1/35	2,564,851	2,702,504
2.178%, 7/1/35	1,532,891	1,620,539
2.194%, 7/1/35	1,958,997	2,054,728
2.197%, 10/1/34	2,501,002	2,626,673
2.214%, 8/1/35	8,670,446	9,138,382

	PAR VALUE	VALUE
2.236%, 9/1/34	$3,206,731	$3,348,990
2.281%, 12/1/42	25,553,893	26,151,659
2.29%, 5/1/43	5,363,818	5,484,473
2.313%, 10/1/43	64,136,294	65,962,592
2.327%, 7/1/35	2,432,259	2,555,586
2.329%, 2/1/44	4,387,718	4,532,922
2.372%, 9/1/42	15,350,349	15,826,734
2.393%, 8/1/34	681,560	721,987
2.396%, 11/1/35	2,552,644	2,654,014
2.402%, 10/1/33	2,957,178	3,135,181
2.403%, 12/1/36	3,484,540	3,673,682
2.409%, 2/1/43	21,893,641	22,562,182
2.416%, 10/1/35	3,700,835	3,908,049
2.429%, 6/1/35	1,261,584	1,328,731
2.432%, 10/1/38	9,683,842	10,224,922
2.435%, 1/1/37	4,369,192	4,577,752
2.474%, 5/1/44	23,020,632	23,722,357
2.477%, 10/1/38	5,457,059	5,722,374
2.48%, 1/1/36	3,639,556	3,841,555
2.483%, 12/1/35	1,784,872	1,862,436
2.485%, 10/1/44	10,903,417	11,240,535
2.487%, 11/1/36	2,637,243	2,784,615
2.492%, 4/1/35	4,109,793	4,274,335
2.50%, 7/1/35	2,171,415	2,298,787
2.505%, 10/1/35 - 11/1/42	17,090,388	17,652,549
2.517%, 9/1/35	3,365,879	3,557,593
2.558%, 5/1/38	208,754,277	220,147,305
2.559%, 1/1/36	5,538,780	5,836,816
2.561%, 8/1/35	4,803,071	5,093,844
2.572%, 4/1/45	10,453,870	10,764,854
2.58%, 7/1/34	3,188,860	3,347,291
2.596%, 10/1/38	2,321,490	2,454,736
2.601%, 4/1/42	19,060,187	19,764,104
2.625%, 9/1/38	1,090,260	1,153,858
2.64%, 2/1/43	8,529,381	8,942,074
2.674%, 8/1/45	21,384,176	22,048,345
2.675%, 10/1/44	23,541,812	24,343,093
2.681%, 4/1/44	26,139,530	27,196,663
2.708%, 11/1/43	22,915,592	23,644,906
2.714%, 12/1/44	11,361,042	11,754,651
2.716%, 10/1/44	16,491,395	17,062,923
2.72%, 12/1/44	7,605,408	7,871,630
2.726%, 9/1/44	17,497,138	18,088,615
2.731%, 2/1/45	31,249,674	32,325,374
2.739%, 8/1/45	21,147,213	21,841,838
2.74%, 11/1/44	9,001,875	9,322,348
2.75%, 12/1/44	7,956,056	8,238,461
2.759%, 10/1/44 - 11/1/44	32,420,905	33,574,655
2.76%, 9/1/44	18,193,244	18,819,122
2.773%, 1/1/36	21,274,115	22,420,212
2.777%, 12/1/44	54,627,617	56,606,561
2.786%, 2/1/44	10,068,964	10,403,749
2.792%, 10/1/44	54,864,332	56,830,423
2.80%, 8/1/44	18,159,528	18,817,312
2.809%, 12/1/44	24,940,795	25,858,197
2.813%, 10/1/44	32,339,731	33,545,441
2.817%, 1/1/35	1,359,229	1,437,754
2.832%, 8/1/44	46,615,306	48,325,604
2.846%, 10/1/44	21,810,280	22,645,842
2.85%, 10/1/44	20,031,891	20,798,999
2.854%, 11/1/44	30,300,111	31,459,262
2.859%, 9/1/44	56,553,321	58,607,113
2.86%, 7/1/44	27,678,831	28,693,585
2.865%, 11/1/44	28,771,137	29,894,521
2.883%, 9/1/44	8,542,967	8,876,120
2.886%, 10/1/44	16,246,894	16,868,852
2.894%, 10/1/44	10,375,932	10,782,545
2.896%, 7/1/44	19,461,693	20,188,549
2.914%, 8/1/44	10,719,782	11,131,534
2.919%, 2/1/44	15,798,655	16,395,072
2.927%, 11/1/43	21,032,699	21,806,881

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.928%, 9/1/43 - 7/1/44	$37,232,471	$38,650,929
2.93%, 10/1/44 - 11/1/44	64,301,027	66,835,380
2.932%, 1/1/45	24,269,400	25,212,165
2.942%, 7/1/44	10,159,671	10,547,490
2.944%, 4/1/44	10,802,089	11,220,908
2.948%, 11/1/44	27,198,726	28,284,603
2.972%, 2/1/37	10,511,552	11,133,533
2.975%, 10/1/44	21,759,939	22,625,902
2.995%, 9/1/44	32,692,443	34,000,109
3.027%, 8/1/44	14,469,073	15,054,762
3.059%, 5/1/44	44,348,269	46,147,414
3.199%, 4/1/44	34,241,163	35,820,866
3.443%, 7/1/41	65,669,046	69,076,157
4.127%, 12/1/39	3,985,878	4,235,531
4.874%, 4/1/38	601,246	638,721
5.031%, 5/1/38	2,521,063	2,689,723
5.198%, 8/1/37	431,846	437,478
5.281%, 6/1/39	1,192,847	1,256,671
5.584%, 11/1/37	1,449,107	1,538,826
5.607%, 4/1/37	654,237	699,562
5.621%, 7/1/36	68,887	73,881
5.741%, 8/1/37	2,724,875	2,886,113
5.862%, 12/1/36	1,571,302	1,658,429
Fannie Mae, Multifamily DUS
Trust 2014-M13 ASQ2, 1.637%, 11/25/17	55,032,560	55,369,832
Pool AL6445, 2.404%, 1/1/22	19,683,383	20,316,742
Pool AL6455, 2.551%, 11/1/21	22,996,213	23,994,806
Pool AL6028, 2.936%, 7/1/21	4,908,004	5,097,778
Pool 745629, 5.37%, 1/1/18	100,509	102,867
Pool 888559, 5.498%, 6/1/17	9,928,926	10,291,596
Pool 735745, 5.60%, 1/1/17	537	537
Pool 888015, 5.867%, 11/1/16	9,811,021	9,804,353
Pool 745936, 6.093%, 8/1/16	163,773	165,034
Freddie Mac, Hybrid ARM
2.033%, 1/1/36	3,204,985	3,341,330
2.166%, 8/1/36	3,772,516	3,957,309
2.216%, 4/1/37	1,765,538	1,866,024
2.329%, 5/1/37	3,684,811	3,874,058
2.364%, 2/1/38	10,884,685	11,355,637
2.37%, 7/1/37	10,268,574	10,807,500
2.375%, 4/1/35	1,339,359	1,428,582
2.387%, 10/1/35	4,055,721	4,246,774
2.398%, 4/1/37	2,656,657	2,786,119
2.409%, 4/1/38	9,888,674	10,487,305
2.417%, 6/1/38	5,643,744	5,937,249
2.447%, 7/1/43	8,351,981	8,679,777
2.449%, 1/1/36	3,653,019	3,856,746
2.50%, 1/1/35	1,716,897	1,794,983
2.507%, 8/1/35	2,115,593	2,225,173
2.529%, 9/1/33	8,317,063	8,823,129
2.532%, 10/1/38	1,220,084	1,283,209
2.544%, 3/1/37	4,528,660	4,792,118
2.546%, 8/1/34	1,325,521	1,404,294
2.558%, 10/1/38	3,203,905	3,373,801
2.577%, 1/1/36	9,157,791	9,666,135
2.58%, 9/1/35	3,066,494	3,228,195
2.616%, 11/1/34	1,722,923	1,815,635
2.619%, 5/1/45	74,206,750	76,383,850
2.62%, 8/1/35	3,150,979	3,338,019
2.621%, 3/1/35	1,731,056	1,820,164
2.631%, 4/1/36	5,417,036	5,696,079
2.639%, 8/1/45	18,491,194	19,022,165
2.648%, 1/1/37	3,718,820	3,959,138
2.649%, 4/1/38	11,596,290	12,254,120
2.692%, 2/1/34	6,704,376	7,042,778
2.714%, 6/1/45	8,532,754	8,790,538
2.731%, 1/1/45	23,344,962	24,125,835
2.738%, 9/1/44	16,928,142	17,504,181
2.746%, 11/1/44	29,868,772	30,897,042

	PAR VALUE	VALUE
2.759%, 8/1/45	$70,794,626	$73,050,974
2.78%, 10/1/43	4,386,804	4,527,033
2.802%, 12/1/44	7,619,322	7,884,196
2.81%, 9/1/44	20,608,983	21,368,065
2.816%, 8/1/45	15,494,491	15,995,315
2.826%, 10/1/44	24,770,061	25,674,374
2.834%, 11/1/44	24,317,289	25,230,390
2.836%, 10/1/44	11,231,886	11,654,822
2.84%, 1/1/45	20,623,270	21,372,191
2.842%, 11/1/44	12,887,902	13,367,763
2.849%, 10/1/44	23,486,241	24,290,860
2.873%, 12/1/44	22,490,258	23,331,700
2.889%, 12/1/44	36,850,604	38,230,005
2.891%, 6/1/44	13,220,369	13,706,605
2.903%, 11/1/44	22,044,664	22,874,997
2.912%, 8/1/44	15,876,841	16,480,066
2.917%, 12/1/44	31,932,326	33,141,009
2.923%, 1/1/44	9,811,589	10,161,787
2.924%, 1/1/45 - 2/1/45	46,074,321	47,755,527
2.928%, 2/1/44	17,852,618	18,510,920
2.936%, 11/1/44	11,145,830	11,566,218
2.937%, 1/1/45	28,713,522	29,789,118
2.938%, 11/1/44	17,960,936	18,650,618
2.944%, 11/1/44 - 12/1/44	64,876,201	67,273,604
2.955%, 11/1/44	13,997,910	14,532,435
2.96%, 9/1/44	15,097,480	15,683,009
2.967%, 11/1/44	31,026,928	32,239,867
2.971%, 2/1/35	1,227,497	1,283,914
2.988%, 11/1/44	23,556,055	24,471,310
3.015%, 7/1/44	12,905,235	13,414,364
3.016%, 5/1/44	175,125,463	181,947,990
3.019%, 10/1/44	25,013,091	26,001,323
3.023%, 7/1/44	10,241,851	10,640,152
3.025%, 10/1/44	23,869,557	24,822,081
3.046%, 8/1/44	17,493,850	18,194,476
3.064%, 4/1/44	13,365,202	13,898,534
3.095%, 6/1/44	39,604,040	41,203,701
3.101%, 8/1/44	18,588,916	19,342,944
3.131%, 4/1/44	6,182,425	6,426,539
3.136%, 1/1/44	8,509,325	8,837,433
3.584%, 6/1/41	10,286,282	10,707,744
3.694%, 9/1/41	12,271,625	12,814,901
4.628%, 6/1/38	1,057,745	1,117,662
5.221%, 5/1/38	3,629,637	3,857,649
5.494%, 11/1/39	4,467,231	4,717,906
5.786%, 1/1/38	1,632,317	1,729,346
6.179%, 12/1/36	2,265,811	2,385,431
6.197%, 10/1/37	434,410	462,121
Freddie Mac Gold, 10 Year 6.00%, 9/1/16	36,271	36,371
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	353,409,931	377,095,978
4.50%, 3/1/25 - 6/1/26	23,305,219	25,015,305
5.50%, 10/1/20 - 12/1/24	11,429,043	12,193,824
6.00%, 8/1/16 - 11/1/23	21,807,644	23,686,865
6.50%, 5/1/16 - 9/1/18	1,034,304	1,052,010
Freddie Mac Gold, 20 Year
4.00%, 9/1/31 - 6/1/35	338,781,502	365,450,486
4.50%, 5/1/30 - 1/1/34	171,229,745	187,225,307
6.00%, 7/1/25 - 12/1/27	32,218,121	36,470,564
6.50%, 7/1/21 - 10/1/26	4,198,966	4,857,378
Freddie Mac Gold, 30 Year
4.50%, 3/1/39 - 11/1/45	1,050,482,920	1,144,949,478
5.50%, 3/1/34 - 12/1/38	90,835,015	102,472,062
6.00%, 2/1/33 - 2/1/39	36,790,649	42,145,685
6.50%, 12/1/32 - 10/1/38	20,980,090	24,121,355
7.00%, 4/1/31 - 11/1/38	6,259,609	7,364,324
7.90%, 2/17/21	330,219	351,911
Ginnie Mae, 30 Year
7.00%, 5/15/28	416,508	487,317
7.50%, 9/15/17 - 5/15/25	1,407,175	1,617,270

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
7.80%, 6/15/20 - 1/15/21	$315,047	$335,311
7.85%, 1/15/21 - 10/15/21	5,899	5,921
8.00%, 9/15/20	5,322	5,724

		13,227,899,825
PRIVATE LABEL CMO & REMIC: 0.0%(e)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b) 30 Year	4,892,356	5,278,095

		14,595,571,689
ASSET-BACKED: 3.0%
AUTO LOAN: 0.5%
Ford Credit Auto Owner Trust Series 2015-1 A, 2.12%, 7/15/26(b)	200,480,000	200,669,754
CREDIT CARD: 0.4%
Chase Issuance Trust Series 2015-A2 A2, 1.59%, 2/18/20	185,397,000	186,802,903
OTHER: 1.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	614,616,000	377,988,840
9.75%, 1/6/27(b)	382,550,000	225,704,500

		603,693,340
STUDENT LOAN: 0.7%
Navient Student Loan Trust (Private Loans) Series 2014-AA A2A, 2.74%, 2/15/29(b)	35,880,000	35,660,447
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	58,445,000	57,708,365
Series 2012-B A2, 3.48%, 10/15/30(b)	61,191,912	62,344,835
Series 2013-C A2A, 2.94%, 10/15/31(b)	41,885,000	42,396,998
Series 2012-E A2A, 2.09%, 6/15/45(b)	14,555,000	14,530,363
Series 2012-C A2, 3.31%, 10/15/46(b)	94,748,000	96,548,771

		309,189,779

		1,300,355,776
CORPORATE: 47.7%
FINANCIALS: 15.7%
Anthem, Inc.
7.00%, 2/15/19	83,470,000	94,436,122
3.70%, 8/15/21	48,839,000	51,338,824
Bank of America Corp.
7.625%, 6/1/19	188,582,000	219,509,259
5.625%, 7/1/20	73,416,000	82,498,514
4.20%, 8/26/24	163,140,000	166,090,387
4.25%, 10/22/26	127,024,000	129,170,325
6.625%, 5/23/36(a)	244,028,000	281,385,758
Barclays PLC (United Kingdom) 4.375%, 9/11/24	275,404,000	258,922,448
BNP Paribas SA (France)
4.25%, 10/15/24	379,446,000	384,240,300
4.375%, 9/28/25(b)	101,300,000	100,927,925
Boston Properties, Inc.
5.875%, 10/15/19	48,079,000	53,784,775
5.625%, 11/15/20	79,385,000	89,224,136
4.125%, 5/15/21	52,852,000	56,661,414
3.85%, 2/1/23	99,296,000	104,596,420
3.125%, 9/1/23	44,040,000	44,300,100
3.80%, 2/1/24	88,654,000	92,932,885
Capital One Financial Corp.
4.75%, 7/15/21	182,195,000	199,745,298
3.50%, 6/15/23	193,115,000	195,503,060
3.75%, 4/24/24	36,940,000	38,024,854
3.20%, 2/5/25	67,240,000	66,594,832
4.20%, 10/29/25	64,960,000	65,801,492
Cigna Corp.
4.00%, 2/15/22	62,964,000	66,869,720
7.65%, 3/1/23	7,217,000	8,951,584
7.875%, 5/15/27	33,255,000	45,164,547
8.30%, 1/15/33	8,195,000	10,997,665
6.15%, 11/15/36	88,097,000	103,323,245
5.875%, 3/15/41	18,489,000	21,455,246

	PAR VALUE	VALUE
5.375%, 2/15/42	$54,405,000	$59,828,254
Citigroup, Inc.
2.062%, 5/15/18	120,345,000	122,061,601
3.50%, 5/15/23	105,730,000	105,744,168
6.692%, 10/30/40(a)	381,543,025	401,368,001
Equity Residential
4.75%, 7/15/20	5,200,000	5,686,517
4.625%, 12/15/21	61,355,000	68,302,656
3.00%, 4/15/23	47,300,000	48,001,932
3.375%, 6/1/25	77,890,000	80,280,210
General Electric Co. 2.342%, 11/15/20(b)	228,648,000	234,443,541
Health Net, Inc. 6.375%, 6/1/17	120,854,000	126,443,497
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	94,569,147
9.30%, 6/1/21	100,000	125,295
4.30%, 3/8/26	116,100,000	119,729,286
6.50%, 5/2/36	179,105,000	209,073,386
6.50%, 9/15/37	195,591,000	229,773,461
6.80%, 6/1/38	32,000,000	38,721,824
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	92,652,702
4.125%, 12/15/26	106,000,000	109,894,970
8.75%, 9/1/30(a)	48,438,000	69,931,927
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	218,317,000	219,422,776
4.582%, 12/10/25(b)	24,585,000	24,153,435
4.65%, 3/24/26	76,025,000	75,379,700
Navient Corp.
6.00%, 1/25/17	166,603,000	168,685,537
4.625%, 9/25/17	111,437,000	112,621,575
8.45%, 6/15/18	192,028,000	205,709,995
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	292,243,000	310,082,974
6.00%, 12/19/23	264,320,000	267,796,337
Unum Group
7.19%, 2/1/28	11,295,000	13,286,964
7.25%, 3/15/28	25,060,000	29,986,721
6.75%, 12/15/28	8,107,000	9,527,557
Wells Fargo & Co. 4.30%, 7/22/27	247,864,000	263,128,704

		6,948,865,785
INDUSTRIALS: 30.5%
Allergan PLC (Ireland)
3.00%, 3/12/20	84,395,000	86,837,813
3.45%, 3/15/22	48,825,000	50,706,374
3.80%, 3/15/25	79,049,000	82,263,053
Anheuser-Busch InBev SA/NV (Belgium) 3.65%, 2/1/26	238,900,000	251,238,946
AT&T, Inc.
3.40%, 5/15/25	124,574,000	124,884,189
4.125%, 2/17/26	48,170,000	50,893,917
8.25%, 11/15/31	190,653,000	263,330,686
6.55%, 2/15/39	59,430,000	70,266,526
5.35%, 9/1/40	59,744,000	62,670,440
4.75%, 5/15/46	77,670,000	75,785,337
5.65%, 2/15/47	120,390,000	132,912,847
Becton, Dickinson and Co. 3.734%, 12/15/24	29,598,000	31,523,172
BHP Billiton, Ltd.(a) (Australia) 6.75%, 10/19/75(b)	231,972,000	231,972,000
Boston Scientific Corp. 6.00%, 1/15/20	15,690,000	17,716,646
Burlington Northern Santa Fe LLC(d)
4.70%, 10/1/19	75,445,000	83,390,867
7.57%, 1/2/2	8,180,132	9,065,182
8.251%, 1/15/21	3,529,976	4,039,245

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.10%, 6/1/21	$5,820,000	$6,415,648
3.05%, 9/1/22	39,535,000	41,522,938
5.943%, 1/15/23	45,954	50,054
3.85%, 9/1/23	89,340,000	97,813,631
5.72%, 1/15/24	14,867,185	16,708,204
3.75%, 4/1/24	29,682,000	32,048,427
5.342%, 4/1/24	5,223,959	5,747,713
5.629%, 4/1/24	21,148,315	23,679,029
5.996%, 4/1/24	40,392,566	46,451,451
3.442%, 6/16/28	89,043,354	91,550,192
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(b)	138,875,000	142,867,656
7.25%, 1/15/21(b)	163,907,000	170,463,280
6.00%, 4/1/24(b)	113,175,000	106,950,375
5.70%, 1/11/25(b)	202,411,000	187,634,997
6.125%, 5/5/25(b)	95,400,000	89,199,000
Charter Communications, Inc.
4.908%, 7/23/25(b)	122,505,000	129,268,134
6.484%, 10/23/45(b)	92,015,000	102,412,971
Cox Enterprises, Inc.
5.875%, 12/1/16(b)	76,215,000	78,406,410
9.375%, 1/15/19(b)	145,119,000	170,394,521
3.25%, 12/15/22(b)	147,403,000	142,278,830
2.95%, 6/30/23(b)	241,788,000	224,513,940
3.85%, 2/1/25(b)	203,026,000	195,926,993
CRH PLC (Ireland) 3.875%, 5/18/25(b)	185,239,000	193,019,964
CSX Corp.
9.75%, 6/15/20	10,067,000	12,679,447
6.251%, 1/15/23	15,173,398	17,605,208
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	25,800,941
7.875%, 1/1/23	275,000	315,549
7.75%, 7/15/26	21,016,000	24,105,142
7.75%, 5/15/27	12,848,000	14,858,494
7.00%, 12/1/28	28,225,000	30,989,018
Dow Chemical Co.
8.55%, 5/15/19	156,085,000	185,699,163
4.25%, 11/15/20	7,726,000	8,408,268
3.00%, 11/15/22	24,240,000	24,799,047
7.375%, 11/1/29	69,100,000	88,631,668
9.40%, 5/15/39	144,913,000	219,489,577
5.25%, 11/15/41	12,378,000	13,165,662
Eaton Corp. PLC (Ireland) 2.75%, 11/2/22	61,835,000	61,902,276
FedEx Corp.
8.00%, 1/15/19	18,050,000	21,160,196
7.65%, 7/15/24	1,876,999	2,186,704
Ford Motor Credit Co. LLC(d)
8.125%, 1/15/20	16,910,000	20,087,947
5.75%, 2/1/21	215,710,000	244,281,652
5.875%, 8/2/21	153,240,000	175,715,098
3.219%, 1/9/22	39,700,000	40,459,183
4.25%, 9/20/22	44,075,000	47,169,770
4.375%, 8/6/23	27,875,000	29,671,404
General Electric Co.
4.375%, 9/16/20	14,629,000	16,323,053
4.625%, 1/7/21	15,139,000	17,125,328
4.65%, 10/17/21	15,937,000	18,190,380
Hewlett Packard Enterprise Co. 3.60%, 10/15/20(b)	354,040,000	368,294,358
Imperial Brands Finance PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	130,147,950
4.25%, 7/21/25(b)	385,702,000	410,410,070
Kinder Morgan, Inc.
3.45%, 2/15/23	23,425,000	21,618,956
3.50%, 9/1/23	43,211,000	39,162,734
5.625%, 11/15/23(b)	49,500,000	50,237,996

	PAR VALUE	VALUE
4.15%, 2/1/24	$47,997,000	$45,200,119
4.25%, 9/1/24	22,635,000	21,443,901
4.30%, 6/1/25	196,680,000	187,158,131
6.50%, 2/1/37	50,861,000	48,298,623
6.95%, 1/15/38	92,139,000	92,185,622
6.50%, 9/1/39	72,546,000	68,689,962
5.00%, 8/15/42	57,054,000	47,585,603
5.00%, 3/1/43	71,101,000	58,708,309
5.50%, 3/1/44	90,632,000	80,196,178
5.40%, 9/1/44	64,829,000	56,151,898
5.55%, 6/1/45	40,000,000	35,557,840
5.05%, 2/15/46	62,325,000	52,932,685
LafargeHolcim, Ltd. (Switzerland) 6.50%, 7/15/16	75,696,000	76,823,416
Macy’s, Inc.
6.65%, 7/15/24	52,526,000	60,330,786
7.00%, 2/15/28	27,985,000	31,675,578
6.70%, 9/15/28	34,115,000	37,272,139
6.90%, 4/1/29	67,888,000	73,013,816
6.90%, 1/15/32	60,095,000	63,923,953
6.70%, 7/15/34	138,885,000	143,140,436
4.50%, 12/15/34	154,923,000	125,823,193
6.375%, 3/15/37	110,793,000	109,051,223
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	238,526,922
5.50%, 7/21/25(b)	257,875,000	259,138,588
Nordstrom, Inc. 6.95%, 3/15/28	20,107,000	24,452,083
Norfolk Southern Corp.
7.70%, 5/15/17	28,585,000	30,546,274
9.75%, 6/15/20	13,813,000	17,774,914
RELX PLC (United Kingdom)
8.625%, 1/15/19	28,613,000	33,250,395
3.125%, 10/15/22	144,337,000	143,912,361
Sprint Corp. 6.00%, 12/1/16	303,716,000	301,817,775
Teck Resources, Ltd. (Canada)
4.75%, 1/15/22	13,000,000	8,970,000
3.75%, 2/1/23	26,161,000	17,250,040
6.00%, 8/15/40	28,825,000	16,142,000
6.25%, 7/15/41	38,195,000	21,962,125
5.40%, 2/1/43	56,950,000	30,824,188
Telecom Italia SPA (Italy)
6.999%, 6/4/18	165,232,000	179,689,800
7.175%, 6/18/19	200,711,000	225,799,875
5.303%, 5/30/24(b)	159,894,000	163,891,350
7.20%, 7/18/36	53,458,000	54,527,160
7.721%, 6/4/38	120,140,000	125,919,935
The Kraft Heinz Co. 3.95%, 7/15/25(b)	36,303,000	38,670,754
Time Warner Cable, Inc.
8.75%, 2/14/19	130,460,000	152,780,662
8.25%, 4/1/19	237,543,000	276,591,506
5.00%, 2/1/20	20,700,000	22,476,971
4.125%, 2/15/21	30,545,000	32,286,859
4.00%, 9/1/21	40,609,000	42,513,400
6.55%, 5/1/37	46,188,000	50,705,879
6.75%, 6/15/39	112,072,000	126,169,313
Time Warner, Inc.
7.625%, 4/15/31	281,417,000	359,410,877
7.70%, 5/1/32	231,134,000	296,795,240
TransCanada Corp.(a) (Canada) 5.625%, 5/20/75	237,639,000	209,276,785
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	17,799,850
6.40%, 12/15/35	49,525,000	60,608,645
6.15%, 3/1/37	31,905,000	37,566,478
6.65%, 11/15/37	79,075,000	98,481,428
6.15%, 2/15/41	40,108,000	47,918,873
Union Pacific Corp.
6.70%, 2/23/19	2,015,590	2,145,847

5 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
7.60%, 1/2/20	$1,000,851	$1,144,204
6.061%, 1/17/23	5,290,654	5,884,233
4.698%, 1/2/24	3,382,201	3,629,102
3.646%, 2/15/24	35,886,000	38,739,942
3.75%, 3/15/24	9,550,000	10,416,949
5.082%, 1/2/29	7,880,710	8,747,005
5.866%, 7/2/30	41,980,471	48,715,818
6.176%, 1/2/31	36,898,280	43,824,714
Verizon Communications, Inc.
4.15%, 3/15/24	66,000,000	71,786,220
3.50%, 11/1/24	144,825,000	152,014,113
4.272%, 1/15/36	166,472,000	165,678,095
6.55%, 9/15/43	417,523,000	549,191,801
4.522%, 9/15/48	51,500,000	51,603,464
Vulcan Materials Co. 7.50%, 6/15/21	143,984,000	170,981,000
Xerox Corp.
7.20%, 4/1/16	25,586,000	25,586,000
6.75%, 2/1/17	62,799,000	65,099,893
2.95%, 3/15/17	1,125,000	1,131,814
6.35%, 5/15/18	106,052,000	113,172,225
5.625%, 12/15/19	87,407,000	90,358,297
2.75%, 9/1/20	14,478,000	13,493,134
4.50%, 5/15/21	63,744,000	64,771,936
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	40,470,184
4.50%, 11/13/25	166,139,000	177,740,653

		13,501,453,196
UTILITIES: 1.5%
Dominion Resources, Inc.
4.104%, 4/1/21	60,555,000	61,935,775
5.75%, 10/1/54(a)	232,036,000	222,522,524
Enel SPA (Italy)
6.80%, 9/15/37(b)	153,664,000	197,093,595
6.00%, 10/7/39(b)	137,712,000	161,671,547

		643,223,441

		21,093,542,422

TOTAL DEBT SECURITIES (Cost $42,222,841,925)		43,123,267,458

SHORT-TERM INVESTMENTS: 3.0%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	44,136,657	44,136,657
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(c) 0.10%, dated 3/31/16, due 4/1/16, maturity value $799,452,221	799,450,000	799,450,000

TREASURY BILL: 1.1%
U.S. Treasury Bill 4/7/16	500,000,000	499,979,167
TOTAL SHORT-TERM INVESTMENTS (Cost $1,343,565,824)		1,343,565,824

TOTAL INVESTMENTS (Cost $43,566,407,749)	100.5%	44,466,833,282
OTHER ASSETS LESS LIABILITIES	(0.5%)	(228,165,676)

NET ASSETS	100.0%	$44,238,667,606

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, all such securities in total represented $6,005,496,846 or 13.6% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Repurchase agreement is collateralized by U.S. Treasury Note 2.00%-2.125%, 9/30/21-12/31/21. Total collateral value is $815,446,349.
(d)	Subsidiary (see below)
(e)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	17,308	Jun 2016	$(2,256,800,937)	$7,200,266
Long Term U.S. Treasury Bond – Short Position	9,463	Jun 2016	(1,632,663,219)	19,951,411

				$27,151,677

Dodge & Cox Income Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$3,211,158,659	$—
Government-Related	—	3,422,618,079	—
Mortgage-Related	—	14,595,571,689	—
Asset-Backed	—	1,300,355,776	—
Corporate	—	21,093,542,422	—
Short-term Investments
Money Market Fund	44,136,657	—	—
Repurchase Agreement	—	799,450,000	—

Total Securities	$44,136,657	$44,422,696,625	$—

Other Financial Instruments
Treasury Futures Contracts
Appreciation	$27,151,677	$—	$—

(a)	There were no Level 3 securities at March 31, 2016 and December 31, 2015 and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2016, the cost of investments for federal income tax purposes was $43,566,452,119. Net unrealized appreciation aggregated $900,381,163 of which $1,541,133,466 represented appreciated securities and $640,752,303 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

7 / Dodge & Cox Income Fund

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES: 96.2%

	PAR VALUE		VALUE
GOVERNMENT: 15.9%
Brazil Government (Brazil)
Series F, 10.00%, 1/1/21	BRL	655,000	$160,835
Series F, 10.00%, 1/1/25	BRL	2,900,000	660,955
Chile Government GDN (Chile) 6.00%, 1/1/18(c)	CLP	895,000,000	1,383,566
Colombia Government (Colombia) 9.85%, 6/28/27	COP	3,875,000,000	1,501,695
Mexico Government (Mexico)
4.75%, 6/14/18	MXN	25,000,000	1,455,109
2.00%, 6/9/22(a)	MXN	75,540,578	4,211,076
South Korea Government (South Korea) 3.00%, 12/10/16	KRW	880,200,000	777,575
U.S. Treasury Note/Bond (United States) 1.00%, 3/15/19	USD	1,150,000	1,154,717

			11,305,528
GOVERNMENT-RELATED: 7.9%
Brazil Government International (Brazil) 4.25%, 1/7/25	USD	750,000	687,000
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	1,250,000	1,498,427
Corp. Nacional del Cobre de Chile (Chile) 4.50%, 9/16/25(c)	USD	375,000	382,875
Peru Government International (Peru) 4.125%, 8/25/27	USD	650,000	680,875
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	700,000	520,625
Petroleos Mexicanos (Mexico)
2.75%, 4/21/27	EUR	425,000	382,050
5.50%, 6/27/44	USD	175,000	145,687
6.375%, 1/23/45	USD	535,000	496,161
State of Illinois GO (United States) 5.665%, 3/1/18	USD	800,000	843,072

			5,636,772
SECURITIZED: 12.5%
American Express Master Trust (United States) Series 2014-3 A, 1.49%, 4/15/20	USD	225,000	226,304
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	33,006	35,483
Fannie Mae, Hybrid ARM (United States)
2.914%, 8/1/44	USD	223,069	231,637
2.76%, 9/1/44	USD	403,537	417,419
Fannie Mae, 30 Year (United States) 4.50%, 1/1/46	USD	1,737,011	1,900,209
Freddie Mac (United States) Series 4283 EW, 4.50%, 12/15/43	USD	235,740	254,634
Freddie Mac, Hybrid ARM (United States)
3.025%, 10/1/44	USD	489,205	508,727
2.746%, 11/1/44	USD	1,228,166	1,270,447
2.731%, 1/1/45	USD	1,292,642	1,335,880
Freddie Mac Gold, 30 Year (United States) 6.00%, 2/1/35	USD	115,204	132,744

	PAR VALUE		VALUE
Navient Student Loan Trust (Private Loans) (United States) Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,350,000	$1,345,503
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	1,550,000	953,250
9.75%, 1/6/27(c)	USD	475,000	280,250

			8,892,487
CORPORATE: 59.9%
FINANCIALS: 16.2%
Anthem, Inc. (United States)
7.00%, 2/15/19	USD	410,000	463,865
4.35%, 8/15/20	USD	175,000	188,777
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	350,000	355,914
6.625%, 5/23/36(b)	USD	325,000	374,754
Barclays PLC (United Kingdom) 4.375%, 1/12/26	USD	600,000	593,113
BNP Paribas SA (France)
5.75%, 1/24/22	GBP	500,000	800,117
4.375%, 9/28/25(c)	USD	200,000	199,265
Boston Properties, Inc. (United States)
5.625%, 11/15/20	USD	200,000	224,788
4.125%, 5/15/21	USD	475,000	509,237
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	750,000	772,026
Citigroup, Inc. (United States) 6.692%, 10/30/40(b)	USD	1,067,500	1,122,967
Equity Residential (United States) 4.75%, 7/15/20	USD	450,000	492,102
Health Net, Inc. (United States) 6.375%, 6/1/17	USD	550,000	575,438
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	500,000	583,662
6.50%, 9/15/37	USD	425,000	499,275
JPMorgan Chase & Co. (United States) 3.375%, 5/1/23	USD	775,000	778,484
Lloyds Banking Group PLC (United Kingdom) 4.50%, 11/4/24	USD	1,025,000	1,030,192
Navient Corp. (United States)
6.00%, 1/25/17	USD	670,000	678,375
4.625%, 9/25/17	USD	268,000	270,849
8.45%, 6/15/18	USD	125,000	133,906
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	USD	325,000	344,840
6.00%, 12/19/23	USD	525,000	531,905

			11,523,851
INDUSTRIALS: 40.4%
Allergan PLC (Ireland) 3.80%, 3/15/25	USD	225,000	234,148
Anheuser-Busch InBev SA/NV (Belgium) 4.90%, 2/1/46	USD	650,000	726,265
AT&T, Inc. (United States) 6.55%, 2/15/39	USD	975,000	1,152,783
BHP Billiton, Ltd.(b) (Australia) 6.75%, 10/19/75(c)	USD	425,000	425,000
Canadian Pacific Railway, Ltd. (Canada) 6.25%, 6/1/18	CAD	850,000	712,783
Cemex SAB de CV (Mexico) 7.25%, 1/15/21(c)	USD	1,750,000	1,820,000

1 / Dodge & Cox Global Bond Fund

Portfolio of Investments (unaudited)	March 31, 2016

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Concho Resources, Inc. (United States) 6.50%, 1/15/22	USD	1,050,000	$1,047,375
Cox Enterprises, Inc. (United States)
3.25%, 12/15/22(c)	USD	765,000	738,406
2.95%, 6/30/23(c)	USD	400,000	371,423
Ford Motor Credit Co. LLC(d) (United States)
8.125%, 1/15/20	USD	300,000	356,380
5.875%, 8/2/21	USD	625,000	716,666
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	575,000	737,742
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	825,000	839,438
Hewlett Packard Enterprise Co. (United States) 3.60%, 10/15/20(c)	USD	700,000	728,183
HP, Inc. (United States) 4.65%, 12/9/21	USD	400,000	423,547
Imperial Brands Finance PLC (United Kingdom)
9.00%, 2/17/22	GBP	300,000	578,297
4.25%, 7/21/25(c)	USD	650,000	691,639
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	1,400,000	1,400,708
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	54,627
6.90%, 4/1/29	USD	75,000	80,663
6.70%, 7/15/34	USD	425,000	438,022
6.375%, 3/15/37	USD	200,000	196,856
Millicom International Cellular SA (Luxembourg) 6.625%, 10/15/21(c)	USD	1,450,000	1,464,500
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	729,597
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	725,000	652,645
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	USD	300,000	325,249
5.50%, 7/21/25(c)	USD	950,000	954,655
RELX PLC (United Kingdom)
8.625%, 1/15/19	USD	58,000	67,400
3.125%, 10/15/22	USD	344,000	342,988
Sprint Corp. (United States) 6.00%, 12/1/16	USD	700,000	695,625
Teck Resources, Ltd. (Canada) 6.00%, 8/15/40	USD	400,000	224,000
Telecom Italia SPA (Italy)
6.375%, 6/24/19	GBP	400,000	630,099
7.721%, 6/4/38	USD	775,000	812,285
Time Warner Cable, Inc. (United States)
8.75%, 2/14/19	USD	400,000	468,437
7.30%, 7/1/38	USD	125,000	146,656
6.75%, 6/15/39	USD	750,000	844,341
Time Warner, Inc. (United States)
7.625%, 4/15/31	USD	275,000	351,215
7.70%, 5/1/32	USD	600,000	770,450
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)	USD	1,350,000	1,188,878
Twenty-First Century Fox, Inc. (United States)
6.15%, 3/1/37	USD	125,000	147,181
6.65%, 11/15/37	USD	800,000	996,334

	PAR VALUE		VALUE
Tyco International PLC (Ireland) 3.90%, 2/14/26	USD	375,000	$389,334
Verizon Communications, Inc. (United States)
4.272%, 1/15/36	USD	275,000	273,689
6.55%, 9/15/43	USD	600,000	789,214
Vulcan Materials Co. (United States) 7.50%, 6/15/21	USD	588,000	698,250
Zoetis, Inc. (United States) 4.50%, 11/13/25	USD	325,000	347,695

			28,781,668
UTILITIES: 3.3%
Dominion Resources, Inc. (United States) 5.75%, 10/1/54(b)	USD	1,100,000	1,054,900
Enel SPA (Italy)
6.80%, 9/15/37(c)	USD	650,000	833,707
6.00%, 10/7/39(c)	USD	425,000	498,943

			2,387,550

			42,693,069

TOTAL DEBT SECURITIES (Cost $70,604,220)			68,527,856

SHORT-TERM INVESTMENTS: 3.5%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	USD	71,026	71,026
REPURCHASE AGREEMENT: 3.4%
Fixed Income Clearing Corporation(e) 0.10%, dated 3/31/16, due 4/1/16, maturity value $2,452,007	USD	2,452,000	2,452,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,523,026)			2,523,026

TOTAL INVESTMENTS (Cost $73,127,246)		99.7%	71,050,882
OTHER ASSETS LESS LIABILITIES		0.3%	181,720

NET ASSETS		100.0%	$71,232,602

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, all such securities in total represented $14,778,657 or 20.7% of total net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 2.125%, 12/31/21. Total collateral value is $2,505,000.

Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	March 31, 2016

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

GDN: Global Depositary Note

GO: General Obligation

RB: Revenue Bond

BRL:Brazilian Real

CAD:Canadian Dollar

CLP:Chilean Peso

COP:Colombian Peso

EUR:Euro

GBP:British Pound

INR:Indian Rupee

KRW:South Korean Won

MXN:Mexican Peso

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	74	Jun 2016	$(9,648,906)	$50,355
Long Term U.S. Treasury Bond – Short Position	20	Jun 2016	(3,450,625)	52,056

				$102,411

CENTRALLY CLEARED INTEREST RATE SWAPS

		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Pay Fixed/Receive Floating:
$ 825,000	5/6/24	2.72%	USD LIBOR 3-Month	$(86,293)
825,000	8/22/24	2.57%	USD LIBOR 3-Month	(70,790)
10,000	6/15/26	2.25%	USD LIBOR 3-Month	65
1,750,000	7/29/45	2.774%	USD LIBOR 3-Month	(266,431)

				$(423,449)

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
Barclays	6/1/16	359,406	325,000	$(11,054)
Contracts to sell GBP:
Barclays	9/21/16	921,989	650,000	(12,408)
Contracts to sell INR:
Barclays	7/13/16	262,486	18,000,000	(4,522)

Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy INR:
Barclays	7/13/16	393,988	27,000,000	6,524
Barclays	7/13/16	1,977,848	137,500,000	61,797

				$40,337

3 / Dodge & Cox Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are typically valued as of the normally scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and non-exchange traded derivatives are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Interest rate swaps are valued daily based on prices received from independent pricing services, which represent the net present value of all future cash settlement amounts based on implied forward interest rates. Other financial instruments for which market quotes are readily available are valued at market value. Security values are not discounted based on the size of the Fund’s position. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value is believed to have materially changed after the close of the security’s primary market but before the normally scheduled close on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2016:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$11,305,528	$—
Government-Related	—	5,636,772	—
Securitized	—	8,892,487	—
Corporate	—	42,693,069	—
Short-term Investments
Money Market Fund	71,026	—	—
Repurchase Agreement	—	2,452,000	—

Total Securities	$71,026	$70,979,856	$—

Other Financial Instruments
Treasury Futures Contracts
Appreciation	102,411	—	—
Interest Rate Swaps
Depreciation	—	(423,449)	—
Forward Currency Contracts
Appreciation	—	68,321	—
Depreciation	—	(27,984)	—

(a)	There were no Level 3 securities at March 31, 2016 and December 31, 2015, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2016, the cost of investments for federal income tax purposes was $73,127,246. Net unrealized depreciation aggregated $2,076,364 of which $754,054 represented appreciated securities and $2,830,418 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 24, 2016